BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited)
September 30, 2020
Security Pa r (000) Value
Asset-Backed Securities — 0.6%
Ireland — 0.1%
OCP Euro CLO DAC, Series 2017-2X,
Class B, (EURIBOR 3 Month +
1.35%), 1.35%, 01/15/32
(a)
..... EUR 100 $ 116,143
United States — 0.5%
Battalion CLO 18 Ltd.
(a)(b)
:
Series 2020-18A, Class A1, (LIBOR
USD 3 Month + 1.80%), 2.03%,
10/15/32 ............... USD 250 249,995
Series 2020-18A, Class B, (LIBOR
USD 3 Month + 2.30%), 0.00%,
10/15/32 ............... 250 250,000
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 2.19%,
08/21/34
(b)
................ 100 100,332
SLM Private Credit Student Loan
Trust
(a)
:
Series 2005-B, Class A4, (LIBOR
USD 3 Month + 0.33%), 0.58%,
06/15/39 ............... 67 63,537
Series 2006-A, Class A5, (LIBOR
USD 3 Month + 0.29%), 0.54%,
06/15/39 ............... 61 58,055
Series 2007-A, Class A4A, (LIBOR
USD 3 Month + 0.24%), 0.55%,
12/16/41 ............... 72 69,009
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (LIBOR
USD 1 Month + 4.75%), 4.90%,
10/15/41
(a)(b)
............... 168 183,092
974,020
Total Asset-Backed Securities — 0.6%
(Cost: $1,074,646) .............................. 1,090,163
Shares
Common Stocks — 63.5%
Argentina — 0.0%
(c)
Globant SA .................. 216 38,712
MercadoLibre , Inc. ............. 2 2,165
40,877
Australia — 0.3%
BHP Group Ltd. ............... 285 7,363
BHP Group plc ............... 2,471 52,717
Brambles Ltd. ................ 574 4,358
CSL Ltd. .................... 8 1,652
Glencore plc
(c)
................ 270 560
Goodman Group .............. 186 2,408
Newcrest Mining Ltd. ........... 3,697 83,833
Quintis HoldCo Pty. Ltd. (Acquired
10/22/18, cost $115,835)
(c)(d)(e)
... 218,994 255,673
Rio Tinto Ltd. ................ 60 4,098
Rio Tinto plc ................. 908 54,637
Wesfarmers Ltd. .............. 249 7,959
475,258
Brazil — 0.0%
B3 SA - Brasil Bolsa Balcao ....... 729 7,155
Banco do Brasil SA
(c)
........... 359 1,899
Banco Santander Brasil SA
(c)
...... 299 1,485
Centrais Eletricas Brasileiras SA .... 158 857
Engie Brasil Energia SA ......... 1,036 7,466
Security Shares Value
Brazil (continued)
Vale SA, ADR ................ 3,182 $ 33,666
52,528
Canada — 0.7%
Barrick Gold Corp. ............. 5,244 147,291
Brookfield Asset Management, Inc.,
Class A .................. 79 2,614
CGI, Inc.
(c)
.................. 12 814
Constellation Software, Inc. ....... 3 3,334
Enbridge, Inc.
(f)
............... 32,616 952,846
Fairfax Financial Holdings Ltd. ..... 14 4,123
Loblaw Cos. Ltd. .............. 124 6,494
Magna International, Inc. ......... 25 1,144
Manulife Financial Corp. ......... 126 1,752
Nutrien Ltd. .................. 53 2,078
Restaurant Brands International, Inc. 62 3,561
Shopify, Inc., Class A
(c)
.......... 5 5,113
TC Energy Corp. .............. 9 378
Thomson Reuters Corp. ......... 68 5,427
Wheaton Precious Metals Corp. .... 3,256 159,750
1,296,719
Chile — 0.0%
Cia Cervecerias Unidas SA, ADR ... 397 5,149
China — 2.2%
AAC Technologies Holdings, Inc. ... 5,500 29,923
Agile Group Holdings Ltd. ........ 2,000 2,635
Aier Eye Hospital Group Co. Ltd., Class
A ...................... 8,150 62,008
Alibaba Group Holding Ltd.
(c)
...... 1,700 62,409
Alibaba Group Holding Ltd., ADR
(c)
.. 1,820 535,043
Amoy Diagnostics Co. Ltd., Class A . 2,600 29,429
Anhui Conch Cement Co. Ltd., Class H 500 3,463
Anhui Gujing Distillery Co. Ltd., Class B 100 1,113
ANTA Sports Products Ltd. ....... 6,000 62,619
Asymchem Laboratories Tianjin Co.
Ltd., Class A ............... 1,099 42,838
Autobio Diagnostics Co. Ltd., Class A 1,783 42,520
Baidu, Inc., ADR
(c)
............. 44 5,570
Brilliance China Automotive Holdings
Ltd. ..................... 26,000 24,572
BYD Co. Ltd., Class A ........... 2,300 39,680
China CITIC Bank Corp. Ltd., Class H 4,000 1,550
China Feihe Ltd.
(b)
............. 3,000 7,014
China Galaxy Securities Co. Ltd., Class
H ...................... 3,000 1,698
China Merchants Bank Co. Ltd., Class
H ...................... 9,500 45,081
China Mobile Ltd. .............. 2,000 12,839
China National Building Material Co.
Ltd., Class H ............... 4,000 5,098
China Oilfield Services Ltd., Class H . 12,000 8,399
China Resources Cement Holdings Ltd. 2,000 2,749
China Resources Pharmaceutical
Group Ltd.
(b)
............... 3,500 1,805
China Resources Power Holdings Co.
Ltd. ..................... 4,000 4,436
China Telecom Corp. Ltd., Class H .. 32,000 9,614
China Unicom Hong Kong Ltd. ..... 8,000 5,251
CNOOC Ltd. ................. 2,000 1,924
Contemporary Amperex Technology Co.
Ltd., Class A ............... 2,500 77,690
Country Garden Services Holdings Co.
Ltd. ..................... 1,114 7,235
CRRC Corp. Ltd., Class H ........ 12,000 4,806
Dali Foods Group Co. Ltd.
(b)
....... 4,500 2,756
Ganfeng Lithium Co. Ltd., Class H
(b)
. 1,800 8,879

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
China (continued)
Glodon Co. Ltd., Class A ......... 4,200 $ 45,347
Gree Electric Appliances, Inc. of Zhuhai,
Class A .................. 3,700 29,248
Guangdong Marubi Biotechnology Co.
Ltd., Class A ............... 2,500 23,865
Guangzhou Automobile Group Co. Ltd.,
Class A .................. 12,000 16,909
Guangzhou Automobile Group Co. Ltd.,
Class H .................. 28,000 23,489
Guangzhou Baiyun International Airport
Co. Ltd., Class A ............ 23,800 47,920
Haidilao International Holding Ltd.
(b)
. 5,000 36,229
Haier Smart Home Co. Ltd., Class A . 7,500 24,249
Haitong Securities Co. Ltd., Class H . 3,600 3,079
Hangzhou Hikvision Digital Technology
Co. Ltd., Class A ............ 17,900 101,154
Hangzhou Robam Appliances Co. Ltd.,
Class A .................. 8,100 39,245
Hangzhou Tigermed Consulting Co.
Ltd., Class A ............... 1,700 25,905
Hangzhou Tigermed Consulting Co.
Ltd., Class H
(b)(c)
............ 2,600 37,037
Han's Laser Technology Industry Group
Co. Ltd., Class A ............ 9,300 45,368
Hansoh Pharmaceutical Group Co.
Ltd.
(b)(c)
................... 2,000 9,775
Hengan International Group Co. Ltd. . 500 3,660
Huazhu Group Ltd., ADR
(f)
........ 1,414 61,141
Hundsun Technologies, Inc., Class A . 1,580 23,087
Industrial & Commercial Bank of China
Ltd., Class H ............... 66,000 34,379
Inner Mongolia Yili Industrial Group Co.
Ltd., Class A ............... 5,599 31,913
Inspur Electronic Information Industry
Co. Ltd., Class A ............ 4,100 18,484
JD.com, Inc., ADR
(c)
............ 185 14,358
Jiangxi Copper Co. Ltd., Class H ... 2,000 2,249
KE Holdings, Inc., ADR
(c)
......... 1,461 89,559
Kingdee International Software Group
Co. Ltd.
(c)
................. 57,000 148,673
Kunlun Energy Co. Ltd. .......... 2,000 1,321
Kweichow Moutai Co. Ltd., Class A .. 200 49,385
Lenovo Group Ltd. ............. 4,000 2,645
Li Auto, Inc., ADR
(c)(f)
............ 5,941 103,314
Meituan Dianping , Class B
(c)
...... 1,700 53,552
Momo , Inc., ADR .............. 372 5,119
NetEase , Inc., ADR ............ 177 80,477
New Oriental Education & Technology
Group, Inc., ADR
(c)
........... 283 42,308
Offcn Education Technology Co. Ltd.,
Class A .................. 300 1,447
PICC Property & Casualty Co. Ltd.,
Class H .................. 8,000 5,620
Ping An Insurance Group Co. of China
Ltd., Class A ............... 3,600 40,641
Prosus NV
(c)
................. 22 2,031
Shanghai International Airport Co. Ltd.,
Class A .................. 5,000 50,968
Shenzhen Inovance Technology Co.
Ltd., Class A ............... 4,800 41,199
Silergy Corp. ................. 1,000 59,287
Sun Art Retail Group Ltd. ........ 2,500 2,776
Tencent Holdings Ltd. ........... 14,200 959,116
Tingyi Cayman Islands Holding Corp. 4,000 7,083
Trip.com Group Ltd., ADR
(c)
....... 2,718 84,639
Venus MedTech Hangzhou, Inc., Class
H
(b)(c)
.................... 5,000 53,367
Security Shares Value
China (continued)
Venustech Group, Inc., Class A .... 8,399 $ 42,957
Vipshop Holdings Ltd., ADR
(c)
...... 243 3,801
Want Want China Holdings Ltd. .... 39,000 27,252
Wuhan Raycus Fiber Laser
Technologies Co. Ltd., Class A ... 4,339 39,969
Wuhu Sanqi Interactive Entertainment
Network Technology Group Co. Ltd.,
Class A .................. 400 2,352
WuXi AppTec Co. Ltd., Class A ..... 1,820 27,375
Wuxi Biologics Cayman, Inc.
(b)(c)
.... 2,000 49,016
Xinjiang Goldwind Science &
Technology Co. Ltd., Class H .... 600 528
Yifeng Pharmacy Chain Co. Ltd., Class
A ...................... 3,340 49,002
Yihai International Holding Ltd.
(c)
.... 2,000 31,414
Yonyou Network Technology Co. Ltd.,
Class A .................. 4,500 25,470
Yum China Holdings, Inc. ........ 1,335 70,688
Zhejiang Century Huatong Group Co.
Ltd., Class A
(c)
.............. 1,600 2,256
4,107,343
Denmark — 0.1%
AP Moller - Maersk A/S, Class A .... 1 1,464
AP Moller - Maersk A/S, Class B .... 3 4,742
DSV Panalpina A/S ............ 1,081 175,342
Genmab A/S
(c)
................ 112 40,646
222,194
Finland — 0.3%
Fortum OYJ ................. 115 2,325
Neste OYJ .................. 9,897 521,174
Nokia OYJ
(c)
................. 7,346 28,751
552,250
France — 2.3%
Arkema SA .................. 3,344 354,545
AXA SA .................... 237 4,386
BNP Paribas SA
(c)
............. 1,584 57,301
Carrefour SA ................. 562 8,980
Cie de Saint-Gobain
(c)
........... 1,251 52,401
Danone SA .................. 14,741 954,849
Engie SA
(c)
.................. 233 3,114
EssilorLuxottica SA
(c)
........... 3,395 462,183
Kering SA ................... 219 145,272
LVMH Moet Hennessy Louis Vuitton SE 1,018 476,323
Orange SA .................. 326 3,395
Pernod Ricard SA ............. 204 32,525
Safran SA
(c)
................. 7,804 767,813
Sanofi ..................... 9,061 908,020
Schneider Electric SE ........... 59 7,334
Societe Generale SA
(c)
.......... 2,319 30,782
Vivendi SA .................. 288 8,044
4,277,267
Germany — 2.1%
adidas AG
(c)
................. 2,881 930,397
Bayer AG (Registered) .......... 109 6,725
Daimler AG (Registered) ......... 47 2,535
Deutsche Boerse AG ........... 68 11,922
Deutsche Post AG (Registered) .... 274 12,433
Deutsche Telekom AG (Registered) . 47,026 782,985
Evonik Industries AG ........... 245 6,338
Fresenius SE & Co. KGaA ........ 76 3,456
Henkel AG & Co. KGaA ......... 24 2,245
Infineon Technologies AG ........ 2,364 66,631
Siemens AG (Registered) ........ 13,675 1,727,003
Siemens Energy AG
(c)
........... 6,838 184,382

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Germany (continued)
Vonovia SE .................. 1,902 $ 130,388
3,867,440
Hong Kong — 0.8%
AIA Group Ltd. ............... 94,200 936,357
CK Infrastructure Holdings Ltd. ..... 5,500 25,810
CLP Holdings Ltd. ............. 4,000 37,349
Hang Lung Properties Ltd. ........ 26,000 66,263
HKT Trust & HKT Ltd.
(g)
.......... 26,000 34,510
Hysan Development Co. Ltd. ...... 6,000 18,045
Jardine Matheson Holdings Ltd. .... 900 35,776
Sun Hung Kai Properties Ltd. ...... 24,666 317,859
WH Group Ltd.
(b)
.............. 38,500 31,405
1,503,374
India — 0.5%
HDFC Asset Management Co. Ltd.
(b)
. 38 1,174
Hindustan Unilever Ltd. .......... 96 2,698
NTPC Ltd. .................. 2,053 2,375
Petronet LNG Ltd. ............. 5,780 17,318
Reliance Industries Ltd. ......... 28,747 841,738
Vedanta Ltd. ................. 2,204 4,111
Wipro Ltd. ................... 216 919
Zee Entertainment Enterprises Ltd. .. 11,922 33,889
904,222
Indonesia — 0.0%
Bank Central Asia Tbk . PT ........ 27,400 50,016
Italy — 1.6%
Enel SpA ................... 172,415 1,495,858
Intesa Sanpaolo SpA ........... 178,995 336,765
RAI Way SpA
(b)
............... 31,093 197,399
Snam SpA .................. 12,678 65,200
UniCredit SpA
(c)
............... 102,901 850,191
2,945,413
Japan — 2.2%
Ajinomoto Co., Inc. ............. 24,100 493,930
Asahi Kasei Corp. ............. 300 2,617
Astellas Pharma, Inc. ........... 34,850 519,495
Canon, Inc. .................. 500 8,293
East Japan Railway Co. ......... 4,427 272,255
FamilyMart Co. Ltd. ............ 100 2,253
FUJIFILM Holdings Corp. ........ 100 4,929
Hitachi Ltd. .................. 100 3,386
Honda Motor Co. Ltd. ........... 100 2,375
Hoya Corp. .................. 5,301 598,569
KDDI Corp. .................. 3,800 95,576
Keyence Corp. ............... 300 140,244
Maeda Road Construction Co. Ltd. .. 600 10,989
Marubeni Corp. ............... 400 2,271
Mitsubishi Corp. ............... 200 4,787
Mitsubishi Estate Co. Ltd. ........ 6,000 90,886
Mitsubishi Heavy Industries Ltd. .... 400 8,856
Murata Manufacturing Co. Ltd. ..... 5,520 358,950
Nippon Telegraph & Telephone Corp. 3,940 80,442
Nomura Holdings, Inc. .......... 100 457
NTT Data Corp. ............... 300 3,839
Olympus Corp. ............... 100 2,080
Otsuka Holdings Co. Ltd. ........ 100 4,237
Panasonic Corp. .............. 400 3,407
Rakuten , Inc. ................ 300 3,235
Sekisui House Ltd. ............. 100 1,772
Seven & i Holdings Co. Ltd. ....... 200 6,214
Shin-Etsu Chemical Co. Ltd. ...... 4,920 643,803
Sompo Holdings, Inc. ........... 100 3,452
Subaru Corp. ................ 13,660 265,180
Security Shares Value
Japan (continued)
Sumitomo Electric Industries Ltd. ... 100 $ 1,126
Suzuki Motor Corp. ............ 9,461 405,289
4,045,194
Mexico — 0.0%
Fomento Economico Mexicano SAB de
CV ..................... 500 2,808
Grupo Bimbo SAB de CV ........ 2,481 4,616
Wal-Mart de Mexico SAB de CV .... 368 881
8,305
Netherlands — 2.7%
Adyen NV
(b)(c)
................ 259 477,721
Akzo Nobel NV ............... 10,868 1,098,434
ASML Holding NV ............. 2,779 1,026,488
ING Groep NV ................ 120,180 857,709
Koninklijke Philips NV
(c)
.......... 17,718 836,629
NXP Semiconductors NV ........ 5,948 742,370
Royal Dutch Shell plc, Class A ..... 111 1,386
Royal Dutch Shell plc, Class B ..... 217 2,631
5,043,368
Poland — 0.0%
Polski Koncern Naftowy ORLEN SA . 162 1,923
Portugal — 0.0%
Jeronimo Martins SGPS SA ....... 2,232 35,891
Singapore — 0.3%
CapitaLand Ltd. ............... 152,200 304,303
ComfortDelGro Corp. Ltd. ........ 23,300 24,215
DBS Group Holdings Ltd. ........ 3,700 54,395
Singapore Telecommunications Ltd. . 5,400 8,451
United Overseas Bank Ltd. ....... 6,500 91,567
482,931
South Africa — 0.0%
Anglo American Platinum Ltd.
(f)
..... 73 5,054
Anglo American plc ............ 1,506 36,435
AngloGold Ashanti Ltd. .......... 126 3,296
MTN Group Ltd.
(f)
.............. 1,680 5,637
50,422
South Korea — 0.3%
Celltrion , Inc.
(c)
................ 11 2,420
Hyundai Mobis Co. Ltd. .......... 11 2,158
Kakao Corp. ................. 398 123,760
KB Financial Group, Inc. ......... 52 1,674
Kia Motors Corp. .............. 156 6,256
LG Chem Ltd. ................ 280 156,288
LG Electronics, Inc. ............ 61 4,778
LG Uplus Corp. ............... 158 1,552
NCSoft Corp. ................ 116 79,939
POSCO .................... 167 27,958
Samsung Biologics Co. Ltd.
(b)(c)
..... 5 2,948
Samsung SDI Co. Ltd. .......... 142 52,457
Shinhan Financial Group Co. Ltd. ... 114 2,675
SK Telecom Co. Ltd. ............ 3 610
465,473
Spain — 0.4%
Cellnex Telecom SA
(b)
........... 10,364 629,122
Grifols SA ................... 42 1,208
Repsol SA .................. 1,114 7,526
Telefonica SA ................ 1,748 5,988
643,844
Sweden — 0.8%
Assa Abloy AB, Class B ......... 288 6,733
Atlas Copco AB, Class A ......... 1,401 66,798

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Sweden (continued)
Hexagon AB, Class B
(c)
.......... 1,912 $ 144,419
Sandvik AB
(c)
................. 162 3,168
Telefonaktiebolaget LM Ericsson, Class
B ...................... 11,635 127,325
Volvo AB, Class B
(c)
............ 53,833 1,034,125
1,382,568
Switzerland — 1.3%
Alcon, Inc.
(c)
................. 1,288 73,351
Alcon, Inc.
(c)
................. 129 7,314
LafargeHolcim Ltd. (Registered)
(c)
... 69 3,141
Lonza Group AG (Registered) ..... 2 1,234
Nestle SA (Registered) .......... 6,250 743,825
Novartis AG (Registered) ........ 176 15,281
Roche Holding AG ............. 3,516 1,204,373
SGS SA (Registered) ........... 2 5,360
Sika AG (Registered) ........... 696 170,904
STMicroelectronics NV .......... 600 18,402
Straumann Holding AG (Registered) . 72 72,835
2,316,020
Taiwan — 1.1%
ASE Technology Holding Co. Ltd. ... 1,000 2,059
Asustek Computer, Inc. .......... 1,000 8,798
Cathay Financial Holding Co. Ltd. ... 22,000 29,452
Chunghwa Telecom Co. Ltd. ...... 11,000 40,653
Formosa Chemicals & Fibre Corp. .. 10,000 23,547
Formosa Petrochemical Corp. ..... 5,000 13,875
Formosa Plastics Corp. .......... 9,000 24,589
Fubon Financial Holding Co. Ltd. ... 24,000 34,923
Hon Hai Precision Industry Co. Ltd. .. 12,760 34,305
MediaTek , Inc. ................ 2,000 42,378
Nan Ya Plastics Corp. ........... 12,000 24,805
Nanya Technology Corp. ......... 2,000 4,020
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 111,000 1,669,893
Uni -President Enterprises Corp. .... 18,000 38,984
United Microelectronics Corp. ..... 13,000 12,823
Yageo Corp. ................. 4,000 49,117
2,054,221
Thailand — 0.1%
Advanced Info Service PCL ....... 6,900 37,381
Intouch Holdings PCL, Class F ..... 22,300 36,197
Thai Beverage PCL ............ 26,400 11,746
85,324
Turkey — 0.0%
BIM Birlesik Magazalar A/S ....... 135 1,210
Tupras Turkiye Petrol Rafinerileri A/S
(c)
544 5,581
6,791
United Arab Emirates — 0.0%
NMC Health plc
(c)(e)
............. 8,338 —
United Kingdom — 1.5%
AstraZeneca plc .............. 264 28,846
Berkeley Group Holdings plc ...... 1,784 97,250
Coca-Cola European Partners plc ... 13 504
Diageo plc .................. 422 14,495
Experian plc ................. 17 639
Fiat Chrysler Automobiles NV
(c)
.... 152 1,866
GlaxoSmithKline plc ............ 278 5,212
HSBC Holdings plc ............ 1,175 4,597
Legal & General Group plc ....... 1,540 3,757
RELX plc ................... 5,207 115,898
THG Holdings Ltd.
(c)
............ 82,497 636,784
Unilever NV ................. 13,084 794,557
Security Shares Value
United Kingdom (continued)
Unilever plc .................. 6,851 $ 422,386
Vodafone Group plc ............ 499,105 661,529
2,788,320
United States — 41.8%
Abbott Laboratories ............ 8,176 889,794
AbbVie, Inc. ................. 10,929 957,271
Adobe, Inc.
(c)
................. 741 363,409
Advanced Micro Devices, Inc.
(c)
.... 32 2,624
Agilent Technologies, Inc. ........ 6,154 621,185
Air Products & Chemicals, Inc. ..... 4,519 1,346,029
Akamai Technologies, Inc.
(c)
....... 518 57,260
Alaska Air Group, Inc. ........... 440 16,117
Alexion Pharmaceuticals, Inc.
(c)
.... 352 40,279
Allstate Corp. (The) ............ 76 7,155
Alphabet, Inc., Class C
(c)
......... 1,777 2,611,479
Altair Engineering, Inc., Class A
(c)
... 2,537 106,503
Altria Group, Inc. .............. 40 1,546
Amazon.com, Inc.
(c)
............ 1,170 3,684,014
American Electric Power Co., Inc. ... 63 5,149
American Tower Corp. .......... 561 135,611
American Water Works Co., Inc. .... 545 78,960
Amgen, Inc. ................. 11 2,796
Analog Devices, Inc. ............ 219 25,566
Anthem, Inc. ................. 3,548 952,957
Aon plc, Class A .............. 29 5,983
Apellis Pharmaceuticals, Inc.
(c)
..... 1,049 31,648
Apple, Inc.
(h)
................. 33,730 3,906,271
Applied Materials, Inc. .......... 13,421 797,878
Aptiv plc .................... 7,625 699,060
Atlassian Corp. plc, Class A
(c)
...... 436 79,260
Autodesk, Inc.
(c)
............... 2,579 595,775
Automatic Data Processing, Inc. .... 7 976
AutoZone, Inc.
(c)
.............. 6 7,066
Bank of America Corp. .......... 42,379 1,020,910
Bank of New York Mellon Corp. (The) 204 7,005
Baxter International, Inc. ......... 957 76,962
Becton Dickinson and Co. ........ 2,534 589,611
Berkshire Hathaway, Inc., Class B
(c)
. 1,149 244,668
BioMarin Pharmaceutical, Inc.
(c)
.... 486 36,975
Booking Holdings, Inc.
(c)
......... 2 3,421
Boston Scientific Corp.
(c)
......... 11,270 430,627
Bristol-Myers Squibb Co. ......... 10,342 623,519
Broadcom, Inc. ............... 168 61,206
Cadence Design Systems, Inc.
(c)
... 1,052 112,175
Capital One Financial Corp. ....... 14,069 1,010,998
Cardinal Health, Inc. ............ 145 6,808
Cerner Corp. ................. 83 6,000
CH Robinson Worldwide, Inc.
(f)
..... 1,042 106,482
Charles Schwab Corp. (The) ...... 7,797 282,485
Charter Communications, Inc., Class
A
(c)(f)
..................... 2,197 1,371,675
Chubb Ltd. .................. 2,589 300,635
Ciena Corp.
(c)
................ 223 8,851
Cigna Corp. ................. 35 5,929
Citigroup, Inc. ................ 8,067 347,768
Clorox Co. (The) .............. 5 1,051
CME Group, Inc. .............. 44 7,362
Cognizant Technology Solutions Corp.,
Class A .................. 40 2,777
Colgate-Palmolive Co. .......... 1,713 132,158
Comcast Corp., Class A
(h)
........ 34,118 1,578,299
Constellation Brands, Inc., Class A .. 30 5,685
Corteva , Inc. ................. 61 1,757
Costco Wholesale Corp. ......... 1,433 508,715
Crowdstrike Holdings, Inc., Class A
(c)
. 1,764 242,233
Crown Castle International Corp. ... 55 9,158

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
United States (continued)
Cummins, Inc. ................ 10 $ 2,112
Dell Technologies, Inc., Class C
(c)
... 5,439 368,166
DexCom , Inc.
(c)
............... 114 46,994
Dollar General Corp. ........... 22 4,612
Dollar Tree, Inc.
(c)
.............. 37 3,380
DR Horton, Inc. ............... 15,678 1,185,727
Eaton Corp. plc ............... 86 8,775
eBay, Inc. ................... 258 13,442
Edwards Lifesciences Corp.
(c)
..... 2,306 184,065
Electronic Arts, Inc.
(c)
........... 62 8,085
Eli Lilly & Co. ................ 44 6,513
Emerson Electric Co. ........... 11,397 747,301
EPAM Systems, Inc.
(c)
........... 175 56,574
Epic Games, Inc.
(c)(e)
............ 330 189,750
Exelon Corp. ................. 57 2,038
Facebook, Inc., Class A
(c)
........ 3,233 846,723
FedEx Corp. ................. 30 7,546
Ferguson plc ................. 1,006 101,234
FirstEnergy Corp. ............. 169 4,852
Fiserv, Inc.
(c)
................. 25 2,576
Fortinet, Inc.
(c)
................ 893 105,204
Fortive Corp. ................. 10,865 828,022
Fortune Brands Home & Security, Inc. 1,073 92,836
Freeport-McMoRan, Inc. ......... 9,791 153,131
Gilead Sciences, Inc. ........... 4,758 300,658
Global Payments, Inc. .......... 3,648 647,812
Goldman Sachs Group, Inc. (The) .. 59 11,857
GoodRx Holdings, Inc., Class A
(c)
... 923 51,319
Guardant Health, Inc.
(c)
.......... 999 111,668
HCA Healthcare, Inc. ........... 6,478 807,677
Hess Corp. .................. 2,388 97,741
Hewlett Packard Enterprise Co. .... 1,028 9,632
Home Depot, Inc. (The) ......... 3,581 994,480
HP, Inc. .................... 421 7,995
Humana, Inc. ................ 90 37,250
iHeartMedia , Inc.
(c)
............. 74 601
Illinois Tool Works, Inc. .......... 6 1,159
Illumina, Inc.
(c)
................ 109 33,690
Incyte Corp.
(c)
................ 26 2,333
Inphi Corp.
(c)
................. 111 12,460
Insulet Corp.
(c)
................ 133 31,466
Intel Corp. .................. 849 43,961
International Flavors & Fragrances,
Inc.
(f)
.................... 5,992 733,720
Intuit, Inc. ................... 35 11,417
Intuitive Surgical, Inc.
(c)
.......... 352 249,758
Iovance Biotherapeutics , Inc.
(c)
..... 696 22,912
IQVIA Holdings, Inc.
(c)
........... 72 11,349
Jawbone Health Hub, Inc. (Acquired
01/24/17, cost $0)
(c)(d)(e)
........ 6,968 —
JBS SA .................... 6,515 24,002
Johnson & Johnson ............ 9,108 1,355,999
JPMorgan Chase & Co.
(h)
........ 16,069 1,546,963
Kinder Morgan, Inc. ............ 508 6,264
Kraft Heinz Co. (The) ........... 39 1,168
Kroger Co. (The) .............. 136 4,612
L3Harris Technologies, Inc. ....... 8,609 1,462,153
Lennar Corp., Class A
(f)
.......... 4,414 360,536
Liberty Broadband Corp., Class C
(c)
.. 137 19,573
Liberty Media Corp.-Liberty SiriusXM ,
Class A
(c)
................. 4,517 149,829
Liberty Media Corp.-Liberty SiriusXM ,
Class C
(c)
................. 7,963 263,416
Live Nation Entertainment, Inc.
(c)
... 432 23,276
Lookout, Inc. (Acquired 03/04/15, cost
$16,643)
(c)(d)(e)
.............. 1,457 7,635
Security Shares Value
United States (continued)
Lowe's Cos., Inc. .............. 7,760 $ 1,287,074
Madison Square Garden Sports Corp.
(c)
19 2,859
Marsh & McLennan Cos., Inc. ..... 8,411 964,742
Marvell Technology Group Ltd. ..... 4,910 194,927
Masco Corp. ................. 2,761 152,214
Mastercard , Inc., Class A ......... 4,946 1,672,589
McDonald's Corp. ............. 4,584 1,006,142
McKesson Corp. .............. 13 1,936
Medtronic plc ................ 133 13,821
Merck & Co., Inc. .............. 11,633 964,957
MGM Resorts International ....... 686 14,921
Microchip Technology, Inc. ........ 4,211 432,722
Micron Technology, Inc.
(c)
........ 5,570 261,567
Microsoft Corp. ............... 18,048 3,796,036
Mondelez International, Inc., Class A . 1,729 99,331
MongoDB, Inc.
(c)
.............. 177 40,977
Moody's Corp. ................ 14 4,058
Morgan Stanley ............... 30,475 1,473,466
Motorola Solutions, Inc. ......... 1,042 163,396
MSCI, Inc. .................. 4 1,427
Netflix, Inc.
(c)
................. 13 6,500
Nevro Corp.
(c)
................ 203 28,278
New Relic, Inc.
(c)(f)
............. 662 37,310
Newmont Corp. ............... 2,491 158,054
NextEra Energy, Inc.
(f)
........... 5,491 1,524,082
Northrop Grumman Corp. ........ 96 30,287
NortonLifeLock , Inc. ............ 2,899 60,415
NVIDIA Corp. ................ 1,744 943,888
Okta , Inc.
(c)
.................. 598 127,882
Oracle Corp. ................. 1,035 61,790
Otis Worldwide Corp. ........... 214 13,358
Palantir Technologies, Inc., Class A
(c)
8,882 84,383
Palantir Technologies, Inc., Class A
(Acquired 02/11/14, cost $272,246)
(c)
(d)
...................... 35,530 320,655
Palo Alto Networks, Inc.
(c)
........ 554 135,592
Paycom Software, Inc.
(c)
......... 203 63,194
PayPal Holdings, Inc.
(c)
.......... 3,510 691,575
Peloton Interactive, Inc., Class A
(c)
.. 5,428 538,675
PepsiCo, Inc. ................ 938 130,007
Pfizer, Inc. .................. 17,052 625,808
PPG Industries, Inc. ............ 7,437 907,909
Procter & Gamble Co. (The) ...... 65 9,034
Proofpoint , Inc.
(c)
.............. 405 42,748
Prudential Financial, Inc. ......... 77 4,891
PTC Therapeutics, Inc.
(c)
......... 338 15,802
PTC, Inc.
(c)
.................. 10,433 863,018
QUALCOMM, Inc. ............. 1,466 172,519
Raytheon Technologies Corp. ..... 17,898 1,029,851
Regeneron Pharmaceuticals, Inc.
(c)
.. 2 1,120
ResMed , Inc. ................ 380 65,143
Rockwell Automation, Inc. ........ 25 5,517
salesforce.com, Inc.
(c)
........... 5,122 1,287,261
Sarepta Therapeutics, Inc.
(c)
...... 315 44,235
Schlumberger Ltd. ............. 237 3,688
Seattle Genetics, Inc.
(c)
.......... 457 89,430
Sempra Energy ............... 42 4,971
Sensata Technologies Holding plc
(c)
. 221 9,534
ServiceNow , Inc.
(c)
............. 936 453,960
Sherwin-Williams Co. (The) ....... 3 2,090
Simply Good Foods Co. (The)
(c)
.... 2,451 54,045
Southern Co. (The) ............ 84 4,554
Southwest Airlines Co. .......... 936 35,100
Splunk , Inc.
(c)
................ 819 154,078
Stanley Black & Decker, Inc. ...... 45 7,299
Starbucks Corp. ............... 12,935 1,111,375

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
United States (continued)
Stryker Corp. ................ 361 $ 75,222
Target Corp. ................. 51 8,028
Tesla, Inc.
(c)
.................. 3 1,287
Thermo Fisher Scientific, Inc.
(h)
..... 1,810 799,151
Thor Industries, Inc. ............ 23 2,191
TJX Cos., Inc. (The)
(f)
........... 13,104 729,238
T-Mobile US, Inc.
(c)
............. 850 97,206
Toll Brothers, Inc. .............. 358 17,420
TransDigm Group, Inc. .......... 297 141,111
Travelers Cos., Inc. (The) ........ 763 82,549
Twilio , Inc., Class A
(c)
........... 245 60,537
Tyson Foods, Inc., Class A ....... 75 4,461
Uber Technologies, Inc.
(c)
........ 15,728 573,757
Union Pacific Corp. ............ 8,382 1,650,164
United Parcel Service, Inc., Class B . 37 6,165
UnitedHealth Group, Inc. ......... 6,003 1,871,555
US Bancorp ................. 3,807 136,481
Vail Resorts, Inc. .............. 18 3,851
VeriSign, Inc.
(c)
............... 34 6,965
Verizon Communications, Inc. ..... 1,533 91,198
Vertex Pharmaceuticals, Inc.
(c)
..... 1,376 374,437
Vertiv Holdings Co. (Acquired 02/04/20,
cost $391,550)
(c)(d)
........... 39,155 678,165
Visa, Inc., Class A ............. 1,176 235,165
Vistra Energy Corp. ............ 4,126 77,816
VMware, Inc., Class A
(c)
......... 3,928 564,336
Walmart, Inc. ................. 6,118 855,969
Walt Disney Co. (The) .......... 4,509 559,477
Wells Fargo & Co. ............. 2,581 60,679
Western Digital Corp. ........... 1,406 51,389
Weyerhaeuser Co. ............. 2,528 72,099
Williams Cos., Inc. (The) ......... 79 1,552
Willis Towers Watson plc ......... 6 1,253
Winnebago Industries, Inc. ....... 37 1,912
Workday, Inc., Class A
(c)
......... 33 7,099
Wynn Resorts Ltd. ............. 1,434 102,976
Xilinx, Inc. ................... 2,984 311,052
Yum! Brands, Inc. ............. 62 5,661
Zillow Group, Inc., Class C
(c)
...... 996 101,184
Zimmer Biomet Holdings, Inc. ..... 6 817
Zoetis, Inc. .................. 701 115,924
Zoom Video Communications, Inc.,
Class A
(c)
................. 7 3,291
Zscaler , Inc.
(c)
................ 875 123,104
76,775,486
Zambia — 0.1%
First Quantum Minerals Ltd. ....... 14,175 126,362
Total Common Stocks — 63.5%
(Cost: $94,628,420) .............................. 116,612,493
Pa r (000)
Corporate Bonds — 5.5%
Australia — 0.4%
(b)
FMG Resources August 2006 Pty. Ltd.:
4.75%, 05/15/22 ............ USD 3 3,071
5.13%, 03/15/23 ............ 2 2,087
5.13%, 05/15/24 ............ 3 3,203
Quintis Australia Pty. Ltd.
(e)( i )
:
0.00%, (0.00% Cash or 8.00% PIK),
10/01/26 ............... 396 379,474
0.00%, (0.00% Cash or 12.00%
PIK), 10/01/28 ........... 414 414,143
801,978
Security Par (000) Value
Brazil — 0.1%
Fibria Overseas Finance Ltd., 5.50%,
01/17/27 ................. USD 23 $ 26,011
Petrobras Global Finance BV:
5.30%, 01/27/25 ............ 21 22,762
5.60%, 01/03/31 ............ 44 47,001
95,774
Canada — 0.1%
(b)
1011778 BC ULC:
5.00%, 10/15/25 ............ 10 10,253
4.00%, 10/15/30 ............ 35 35,270
Brookfield Residential Properties, Inc.,
6.25%, 09/15/27 ............ 3 3,025
Kronos Acquisition Holdings, Inc.,
9.00%, 08/15/23 ............ 53 53,729
102,277
Chile — 0.0%
Inversiones Alsacia SA, 8.00%,
12/31/18
(b)
................ 2 69
China — 0.0%
China Milk Products Group Ltd., 0.00%,
01/05/12
(c)(j)(k)(l)
.............. 300 300
Greece — 0.1%
Ellaktor Value plc, 6.38%, 12/15/24
(b)
. EUR 135 135,014
India — 0.0%
REI Agro Ltd.
(c)(j)(k)
:
5.50%, 11/13/14
(b)
........... USD 220 2,115
5.50%, 11/13/14
(e)
........... 152 —
2,115
Israel — 0.0%
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)
24 25,073
Luxembourg — 0.1%
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(b)(m)
............... 179 181,685
Peru — 0.0%
Hudbay Minerals, Inc., 6.13%,
04/01/29
(b)
................ 8 7,920
South Korea — 0.0%
Clark Equipment Co., 5.88%,
06/01/25
(b)
................ 8 8,290
Turkey — 0.0%
Bio City Development Co. BV, 8.00%,
07/06/20
(b)(c)(e)(j)(k)
............ 800 78,000
United States — 4.7%
AbbVie, Inc., 4.25%, 11/21/49
(b)
.... 50 59,359
Acadia Healthcare Co., Inc.
(b)
:
5.50%, 07/01/28 ............ 24 24,684
5.00%, 04/15/29 ............ 6 6,083
Albertsons Cos., Inc.:
3.50%, 02/15/23
(b)
........... 3 3,050
5.75%, 03/15/25 ............ 11 11,347
7.50%, 03/15/26
(b)
........... 3 3,291
Allegiant Travel Co., 8.50%, 05/02/24
(b)
154 154,000
Ally Financial, Inc., 1.45%, 10/02/23 . 25 24,972
AMC Networks, Inc.:
5.00%, 04/01/24 ............ 4 4,090
4.75%, 08/01/25 ............ 3 3,101
American Tower Corp., 3.10%, 06/15/50 77 76,156
Aramark Services, Inc.:
4.75%, 06/01/26 ............ 2 2,024

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
United States (continued)
5.00%, 02/01/28
(b)
........... USD 5 $ 5,037
AutoNation, Inc., 4.75%, 06/01/30 ... 23 27,099
Avantor Funding, Inc., 4.63%,
07/15/28
(b)
................ 31 32,162
Avantor , Inc., 6.00%, 10/01/24
(b)
.... 7 7,315
Ball Corp., 2.88%, 08/15/30 ....... 26 25,707
Bank of America Corp.:
4.00%, 01/22/25 ............ 59 65,726
(SOFR + 2.15%), 2.59%, 04/29/31
(a)
157 167,036
Bausch Health Cos., Inc.
(b)
:
5.50%, 11/01/25 ............ 6 6,158
5.75%, 08/15/27 ............ 2 2,122
6.25%, 02/15/29 ............ 17 17,486
Becton Dickinson and Co.:
2.82%, 05/20/30 ............ 15 16,176
3.79%, 05/20/50 ............ 19 21,252
Boise Cascade Co., 4.88%, 07/01/30
(b)
7 7,525
BorgWarner, Inc., 2.65%, 07/01/27 .. 25 26,383
BP Capital Markets America, Inc.,
1.75%, 08/10/30 ............ 15 14,885
Broadcom, Inc.:
4.11%, 09/15/28 ............ 13 14,661
4.15%, 11/15/30 ............ 34 38,193
Buckeye Partners LP:
4.35%, 10/15/24 ............ 9 8,831
4.13%, 03/01/25
(b)
........... 47 44,650
BY Crown Parent LLC, 4.25%,
01/31/26
(b)
................ 10 10,181
Calpine Corp., 5.13%, 03/15/28
(b)
... 10 10,350
Carrier Global Corp., 3.58%, 04/05/50
(b)
35 37,182
Cedar Fair LP:
5.38%, 04/15/27 ............ 2 1,990
5.25%, 07/15/29 ............ 2 1,920
Centene Corp.:
4.75%, 01/15/25 ............ 64 65,779
5.25%, 04/01/25
(b)
........... 5 5,196
5.38%, 06/01/26
(b)
........... 71 74,816
5.38%, 08/15/26
(b)
........... 3 3,178
4.25%, 12/15/27 ............ 11 11,511
3.00%, 10/15/30 ............ 79 80,596
Charles River Laboratories
International, Inc., 5.50%, 04/01/26
(b)
2 2,105
Charter Communications Operating
LLC, 2.80%, 04/01/31 ......... 127 132,082
Cheniere Energy Partners LP:
5.25%, 10/01/25 ............ 16 16,368
5.63%, 10/01/26 ............ 5 5,200
Cheniere Energy, Inc., 4.63%,
10/15/28
(b)
................ 32 32,840
Churchill Downs, Inc., 5.50%,
04/01/27
(b)
................ 3 3,131
Citigroup, Inc., (SOFR + 3.91%),
4.41%, 03/31/31
(a)
........... 55 65,930
Clean Harbors, Inc., 4.88%, 07/15/27
(b)
2 2,075
Colfax Corp., 6.00%, 02/15/24
(b)
.... 3 3,109
Colt Merger Sub, Inc.
(b)
:
5.75%, 07/01/25 ............ 25 25,781
6.25%, 07/01/25 ............ 170 177,692
8.13%, 07/01/27 ............ 65 68,900
CommScope , Inc., 7.13%, 07/01/28
(b)
26 26,715
Community Health Systems, Inc.,
8.00%, 03/15/26
(b)
........... 25 24,575
Crown Castle International Corp.,
4.15%, 07/01/50 ............ 80 91,442
CrownRock LP, 5.63%, 10/15/25
(b)
.. 5 4,712
CSC Holdings LLC, 4.63%, 12/01/30
(b)
200 201,500
Security Par (000) Value
United States (continued)
CVS Health Corp.:
3.75%, 04/01/30 ............ USD 52 $ 59,339
2.70%, 08/21/40 ............ 31 29,546
5.05%, 03/25/48 ............ 52 66,373
Darling Ingredients, Inc., 5.25%,
04/15/27
(b)
................ 2 2,100
DaVita, Inc.
(b)
:
4.63%, 06/01/30 ............ 113 115,746
3.75%, 02/15/31 ............ 256 246,669
Delta Air Lines, Inc., 4.50%, 10/20/25
(b)
46 47,235
Dow Chemical Co. (The), 3.63%,
05/15/26 ................. 23 25,469
Elanco Animal Health, Inc.
(m)
:
4.91%, 08/27/21 ............ 2 2,053
5.27%, 08/28/23 ............ 3 3,217
Emergent BioSolutions , Inc., 3.88%,
08/15/28
(b)
................ 4 4,016
Endeavor Energy Resources LP
(b)
:
5.50%, 01/30/26 ............ 2 1,985
5.75%, 01/30/28 ............ 4 4,020
Energizer Holdings, Inc.
(b)
:
4.75%, 06/15/28 ............ 17 17,593
4.38%, 03/31/29 ............ 7 7,070
Energy Transfer Operating LP, 4.05%,
03/15/25 ................. 33 34,686
ERAC USA Finance LLC, 3.80%,
11/01/25
(b)
................ 52 57,887
ESH Hospitality, Inc., 5.25%, 05/01/25
(b)
5 5,050
Exxon Mobil Corp., 3.45%, 04/15/51 . 59 64,826
FLIR Systems, Inc., 2.50%, 08/01/30 51 52,189
Flowserve Corp., 3.50%, 10/01/30 .. 55 54,461
Forestar Group, Inc.
(b)
:
8.00%, 04/15/24 ............ 21 22,207
5.00%, 03/01/28 ............ 81 81,810
Freeport-McMoRan, Inc.:
5.00%, 09/01/27 ............ 10 10,445
4.63%, 08/01/30 ............ 19 19,978
GCI LLC, 4.75%, 10/15/28
(b)
...... 12 12,150
General Motors Co., 6.80%, 10/01/27 24 29,231
General Motors Financial Co., Inc.:
5.20%, 03/20/23 ............ 35 37,970
2.70%, 08/20/27 ............ 69 68,498
3.60%, 06/21/30 ............ 51 52,816
Global Payments, Inc., 2.90%, 05/15/30 35 37,450
GLP Capital LP, 4.00%, 01/15/31 ... 70 72,872
Goldman Sachs Group, Inc. (The):
2.60%, 02/07/30 ............ 52 54,964
4.75%, 10/21/45 ............ 14 18,417
Graham Packaging Co., Inc., 7.13%,
08/15/28
(b)
................ 5 5,206
Great Western Petroleum LLC, 9.00%,
09/30/21
(b)
................ 28 16,310
H&E Equipment Services, Inc., 5.63%,
09/01/25 ................. 4 4,170
Hanesbrands, Inc., 4.63%, 05/15/24
(b)
4 4,159
HCA, Inc.:
3.50%, 09/01/30 ............ 156 158,945
5.25%, 06/15/49 ............ 35 42,845
HD Supply, Inc., 5.38%, 10/15/26
(b)
.. 3 3,138
Hilton Domestic Operating Co., Inc.,
5.13%, 05/01/26 ............ 6 6,176
Hilton Worldwide Finance LLC:
4.63%, 04/01/25 ............ 4 4,040
4.88%, 04/01/27 ............ 3 3,048
Hologic , Inc., 3.25%, 02/15/29
(b)
.... 69 69,431

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
United States (continued)
Host Hotels & Resorts LP, Series I,
3.50%, 09/15/30 ............ USD 72 $ 68,919
Howard Hughes Corp. (The)
(b)
:
5.38%, 03/15/25 ............ 21 21,338
5.38%, 08/01/28 ............ 58 57,971
Hughes Satellite Systems Corp., 7.63%,
06/15/21 ................. 19 19,712
iHeartCommunications , Inc.:
6.38%, 05/01/26 ............ 124 128,955
8.38%, 05/01/27 ............ 38 37,190
5.25%, 08/15/27
(b)
........... 20 19,500
4.75%, 01/15/28
(b)
........... 17 16,021
International Business Machines Corp.,
1.95%, 05/15/30 ............ 100 103,168
Iron Mountain, Inc.
(b)
:
5.25%, 07/15/30 ............ 90 93,825
4.50%, 02/15/31 ............ 83 83,780
JBS USA LUX SA
(b)
:
5.75%, 06/15/25 ............ 14 14,400
6.75%, 02/15/28 ............ 4 4,340
6.50%, 04/15/29 ............ 6 6,660
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(b)
................ 13 13,683
JPMorgan Chase & Co., (SOFR +
2.44%), 3.11%, 04/22/51
(a)
...... 67 71,899
KFC Holding Co., 5.25%, 06/01/26
(b)
. 10 10,390
L Brands, Inc.:
6.88%, 07/01/25
(b)
........... 10 10,800
5.25%, 02/01/28 ............ 7 6,772
6.63%, 10/01/30
(b)
........... 16 16,280
Lamar Media Corp.:
5.75%, 02/01/26 ............ 3 3,097
4.88%, 01/15/29
(b)
........... 8 8,320
Lamb Weston Holdings, Inc.
(b)
:
4.63%, 11/01/24 ............ 4 4,170
4.88%, 11/01/26 ............ 4 4,170
Lennar Corp.:
4.75%, 04/01/21 ............ 2 2,018
4.13%, 01/15/22 ............ 3 3,071
4.50%, 04/30/24 ............ 3 3,210
Level 3 Financing, Inc.:
5.25%, 03/15/26 ............ 3 3,108
4.63%, 09/15/27
(b)
........... 11 11,302
4.25%, 07/01/28
(b)
........... 144 146,206
3.63%, 01/15/29
(b)
........... 80 79,000
Life Storage LP, 2.20%, 10/15/30 ... 24 23,939
Lowe's Cos., Inc., 5.13%, 04/15/50 .. 50 69,006
Marathon Petroleum Corp., 4.70%,
05/01/25 ................. 45 50,853
Marriott International, Inc., Series GG,
3.50%, 10/15/32 ............ 75 74,427
Marriott Ownership Resorts, Inc.:
6.13%, 09/15/25
(b)
........... 60 61,800
6.50%, 09/15/26 ............ 3 3,080
Masonite International Corp., 5.38%,
02/01/28
(b)
................ 6 6,399
Mauser Packaging Solutions Holding
Co., 7.25%, 04/15/25
(b)
........ 17 16,001
McDonald's Corp.:
4.45%, 09/01/48 ............ 44 54,790
4.20%, 04/01/50 ............ 52 63,289
Meritor, Inc., 6.25%, 06/01/25
(b)
.... 23 24,035
MGM Growth Properties Operating
Partnership LP:
5.63%, 05/01/24 ............ 5 5,301
4.63%, 06/15/25
(b)
........... 7 7,140
Security Par (000) Value
United States (continued)
Michaels Stores, Inc., 8.00%,
07/15/27
(b)
................ USD 31 $ 32,395
Microchip Technology, Inc., 4.33%,
06/01/23 ................. 49 52,734
Molina Healthcare, Inc., 5.38%,
11/15/22
(m)
................ 3 3,135
Morgan Stanley, (SOFR + 3.12%),
3.62%, 04/01/31
(a)
........... 80 91,918
Motorola Solutions, Inc., 2.30%,
11/15/30 .................. 67 66,512
MPT Operating Partnership LP, 5.00%,
10/15/27 ................. 6 6,256
Nationstar Mortgage Holdings, Inc.,
5.50%, 08/15/28
(b)
........... 17 16,979
Netflix, Inc., 5.50%, 02/15/22 ...... 3 3,143
Newell Brands, Inc., 4.35%, 04/01/23
(m)
6 6,272
Nexstar Broadcasting, Inc., 4.75%,
11/01/28
(b)
................ 26 26,482
NRG Energy, Inc.:
7.25%, 05/15/26 ............ 4 4,257
6.63%, 01/15/27 ............ 5 5,287
5.75%, 01/15/28 ............ 4 4,315
5.25%, 06/15/29
(b)
........... 3 3,263
NuStar Logistics LP, 5.75%, 10/01/25 67 69,198
Nutrition & Biosciences, Inc., 3.47%,
12/01/50
(b)
................ 61 61,590
NVIDIA Corp., 3.50%, 04/01/50 .... 39 45,641
ONEOK Partners LP, 4.90%, 03/15/25 79 86,570
ONEOK, Inc.:
2.75%, 09/01/24 ............ 43 44,040
2.20%, 09/15/25 ............ 5 4,929
Oracle Corp., 3.60%, 04/01/40 ..... 152 174,112
Outfront Media Capital LLC
(b)
:
6.25%, 06/15/25 ............ 7 7,210
5.00%, 08/15/27 ............ 3 2,925
Park Intermediate Holdings LLC,
5.88%, 10/01/28
(b)
........... 9 8,978
Parsley Energy LLC
(b)
:
5.38%, 01/15/25 ............ 13 12,968
5.25%, 08/15/25 ............ 53 52,470
5.63%, 10/15/27 ............ 3 2,985
PBF Holding Co. LLC, 9.25%,
05/15/25
(b)
................ 55 56,376
PG&E Corp.:
5.00%, 07/01/28 ............ 52 50,440
5.25%, 07/01/30 ............ 9 8,708
Picasso Finance Sub, Inc., 6.13%,
06/15/25
(b)
................ 11 11,849
Pilgrim's Pride Corp., 5.88%, 09/30/27
(b)
4 4,130
Pioneer Natural Resources Co., 1.90%,
08/15/30 ................. 57 53,461
Prime Security Services Borrower LLC,
3.38%, 08/31/27
(b)
........... 10 9,592
Prudential Financial, Inc., 3.70%,
03/13/51 ................. 56 61,760
Quicken Loans LLC
(b)
:
3.63%, 03/01/29 ............ 135 133,819
3.88%, 03/01/31 ............ 108 106,650
Quicken Loans, Inc.
(b)
:
5.75%, 05/01/25 ............ 5 5,147
5.25%, 01/15/28 ............ 22 23,181
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
21 20,996
Regeneron Pharmaceuticals, Inc.,
2.80%, 09/15/50 ............ 41 38,641
Reliance Steel & Aluminum Co., 2.15%,
08/15/30 ................. 18 17,612

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
United States (continued)
Reynolds Group Issuer, Inc.
(b)
:
5.13%, 07/15/23 ............ USD 10 $ 10,125
4.00%, 10/15/27 ............ 7 7,053
SeaWorld Parks & Entertainment, Inc.,
9.50%, 08/01/25
(b)
........... 9 9,351
Select Medical Corp., 6.25%,
08/15/26
(b)
................ 80 83,200
Sensata Technologies, Inc., 3.75%,
02/15/31
(b)
................ 5 4,969
Service Properties Trust:
5.00%, 08/15/22 ............ 95 94,470
4.50%, 06/15/23 ............ 70 68,647
Shea Homes LP, 4.75%, 04/01/29
(b)
. 46 45,828
Sherwin-Williams Co. (The), 3.80%,
08/15/49 ................. 52 59,172
Sirius XM Radio, Inc.
(b)
:
3.88%, 08/01/22 ............ 4 4,042
4.63%, 07/15/24 ............ 6 6,206
5.38%, 07/15/26 ............ 4 4,163
5.00%, 08/01/27 ............ 7 7,297
5.50%, 07/01/29 ............ 5 5,363
4.13%, 07/01/30 ............ 73 74,369
Six Flags Entertainment Corp., 4.88%,
07/31/24
(b)
................ 4 3,763
SM Energy Co.:
1.50%, 07/01/21
(j)
........... 49 44,985
10.00%, 01/15/25
(b)
.......... 56 53,200
Spectrum Brands, Inc., 5.50%,
07/15/30
(b)
................ 9 9,495
Spirit Loyalty Cayman Ltd., 8.00%,
09/20/25
(b)
................ 17 18,012
Standard Industries, Inc.
(b)
:
5.00%, 02/15/27 ............ 2 2,080
4.38%, 07/15/30 ............ 14 14,354
3.38%, 01/15/31 ............ 8 7,896
Starbucks Corp., 3.50%, 11/15/50 ... 52 55,368
Steel Dynamics, Inc., 3.25%, 01/15/31 5 5,350
Summit Materials LLC, 5.25%,
01/15/29
(b)
................ 8 8,330
Sunoco Logistics Partners Operations
LP, 4.00%, 10/01/27 .......... 18 18,394
Sunoco LP:
4.88%, 01/15/23 ............ 4 4,020
5.50%, 02/15/26 ............ 3 2,996
6.00%, 04/15/27 ............ 3 3,083
Talen Energy Supply LLC, 7.63%,
06/01/28
(b)
................ 70 70,000
Targa Resources Partners LP:
5.13%, 02/01/25 ............ 2 1,995
5.88%, 04/15/26 ............ 4 4,107
5.38%, 02/01/27 ............ 2 2,011
6.50%, 07/15/27 ............ 4 4,170
6.88%, 01/15/29 ............ 4 4,279
TEGNA, Inc., 4.75%, 03/15/26
(b)
.... 16 16,320
Teleflex, Inc., 4.63%, 11/15/27 ..... 2 2,105
Tempur Sealy International, Inc., 5.50%,
06/15/26 ................. 3 3,114
Tenet Healthcare Corp.:
4.63%, 07/15/24 ............ 18 18,090
4.63%, 09/01/24
(b)
........... 3 3,024
5.13%, 05/01/25 ............ 6 6,056
4.88%, 01/01/26
(b)
........... 9 9,163
6.25%, 02/01/27
(b)
........... 7 7,226
4.63%, 06/15/28
(b)
........... 5 5,072
Terex Corp., 5.63%, 02/01/25
(b)
.... 3 3,008
Security Par (000) Value
United States (continued)
T-Mobile USA, Inc.
(b)
:
3.88%, 04/15/30 ............ USD 49 $ 55,596
2.55%, 02/15/31 ............ 113 116,911
TransDigm , Inc., 6.25%, 03/15/26
(b)
.. 298 311,200
Uber Technologies, Inc., 6.25%,
01/15/28
(b)
................ 10 10,272
Union Pacific Corp., 3.25%, 02/05/50 52 57,307
United Rentals North America, Inc.:
4.63%, 10/15/25 ............ 3 3,068
5.88%, 09/15/26 ............ 4 4,215
5.50%, 05/15/27 ............ 4 4,245
4.88%, 01/15/28 ............ 7 7,350
US Concrete, Inc.:
6.38%, 06/01/24 ............ 3 3,094
5.13%, 03/01/29
(b)
........... 23 23,057
VICI Properties LP, 3.50%, 02/15/25
(b)
29 28,710
Vistra Operations Co. LLC
(b)
:
5.50%, 09/01/26 ............ 4 4,175
5.63%, 02/15/27 ............ 103 108,686
5.00%, 07/31/27 ............ 6 6,288
Weekley Homes LLC, 4.88%,
09/15/28
(b)
................ 25 25,250
William Carter Co. (The), 5.63%,
03/15/27
(b)
................ 2 2,088
Williams Scotsman International, Inc.,
4.63%, 08/15/28
(b)
........... 5 5,020
WPX Energy, Inc., 5.75%, 06/01/26 . 2 2,070
Wyndham Destinations, Inc., 6.63%,
07/31/26
(b)
................ 36 37,714
Wyndham Hotels & Resorts, Inc.
(b)
:
5.38%, 04/15/26 ............ 2 2,035
4.38%, 08/15/28 ............ 12 11,640
Xerox Holdings Corp., 5.00%,
08/15/25
(b)
................ 34 33,601
XHR LP, 6.38%, 08/15/25
(b)
....... 22 21,945
XPO Logistics, Inc.
(b)
:
6.13%, 09/01/23 ............ 2 2,041
6.75%, 08/15/24 ............ 5 5,296
Yum! Brands, Inc., 3.63%, 03/15/31 . 43 43,000
8,708,679
Total Corporate Bonds — 5.5%
(Cost: $11,377,602) .............................. 10,147,174
Floating Rate Loan Interests — 1.1%
Canada — 0.1%
Knowlton Development Corp., Inc.,
Term Loan, (EUR002M + 5.00%),
5.00%, 12/22/25
(n)
........... EUR 191 221,532
France — 0.1%
Casino, Guichard-Perrachon SA, Term
Loan B, (EURIBOR 3 Month +
5.50%), 5.50%, 01/31/24
(n)
..... 185 205,607
Netherlands — 0.4%
(n)
Boels Rental Ltd., Term Loan B,
(EURIBOR 1 Month + 4.00%),
4.00%, 01/14/27 ............ 250 284,548
Ziggo BV, Term Loan, (EURIBOR 6
Month + 3.00%), 3.00%, 01/31/29 311 355,478
640,026

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
United States — 0.5%
Aimbridge Acquisition Co., Inc., Term
Loan B, 02/02/26
(e)(n)(o)
........ USD 75 $ 73,500
Airbnb, Inc., Term Loan, (LIBOR USD 3
Month + 7.50%), 8.50%, 04/17/25
(n)
65 69,700
BBD Bidco Ltd., Term Loan,
(EURIBOR 6 Month + 0.00%),
5.50%, 04/29/23
(e)(n)
.......... EUR 167 189,983
Cablevision Lightpath LLC, Term Loan,
09/24/27
(n)(o)
............... USD 20 19,875
Caesars Resort Collection LLC, Term
Loan, (LIBOR USD 3 Month +
4.50%), 4.65% - 4.77%, 07/21/25
(n)
36 34,790
Douglas Dynamics LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
4.75%, 06/08/26
(e)(n)
.......... 12 12,205
Herschend Entertainment Co., LLC,
Term Loan, (LIBOR USD 3 Month +
5.75%), 6.75%, 08/25/25
(e)(n)
.... 91 86,905
Hilton Worldwide Finance LLC, Term
Loan B2, (LIBOR USD 1 Month +
1.75%), 1.90%, 06/22/26
(n)
..... 151 145,390
iHeart Communications, Inc., Term
Loan, (LIBOR USD 1 Month +
3.00%), 3.15%, 05/01/26
(n)
..... 58 54,851
Luxembourg Life Fund Long Term G,
Term Loan, 0.00%, 01/01/28
(e)(p)
.. 93 92,420
Opendoor , Term Loan, 01/23/26
(e)(o)(p)
. 60 60,467
PGE Corp., Term Loan, (LIBOR USD 1
Month + 4.50%), 5.50%, 06/18/25
(n)
49 47,819
Pike Corp., Term Loan, (LIBOR USD 1
Month + 3.00%), 3.15%, 07/24/26
(n)
28 27,720
Shearer's Foods LLC, 1st Lien Term
Loan, 09/23/27
(n)(o)
........... 16 15,870
931,495
Total Floating Rate Loan Interests — 1.1%
(Cost: $1,946,721) .............................. 1,998,660
Foreign Agency Obligations — 0.1%
Colombia — 0.1%
Ecopetrol SA, 6.88%, 04/29/30 ..... 43 51,428
Mexico — 0.0%
Petroleos Mexicanos , 6.50%, 03/13/27 47 43,848
Total Foreign Agency Obligations — 0.1%
(Cost: $93,476) ................................ 95,276
Foreign Government Obligations — 7.0%
Argentina — 0.2%
Argentine Republic:
1.00%, 07/09/29 ............ 30 13,389
0.12%, 07/09/30
(m)
.......... 295 122,629
0.12%, 07/09/35
(m)
.......... 331 123,513
0.12%, 01/09/38
(m)
.......... 119 50,485
310,016
Australia — 0.7%
Commonwealth of Australia, 3.00%,
03/21/47 ................. AUD 1,456 1,348,160
Brazil — 0.2%
Federative Republic of Brazil, 10.00%,
01/01/27 ................. BRL 2 349,437
Security Par (000) Value
China — 1.6%
People's Republic of China:
3.29%, 05/23/29 ............ CNY 16,760 $ 2,490,108
2.68%, 05/21/30 ............ 3,100 439,264
2,929,372
Germany — 0.1%
Federal Republic of Germany, 0.00%,
08/15/50 ................. EUR 199 239,962
Greece — 0.2%
Hellenic Republic, 2.00%, 04/22/27
(b)
. 353 448,327
Italy — 2.0%
Republic of Italy:
1.35%, 04/01/30 ............ 1,179 1,453,558
0.95%, 08/01/30 ............ 984 1,167,766
3.85%, 09/01/49
(b)
........... 593 1,029,246
3,650,570
Japan — 0.9%
Japan Government Bond, 0.40%,
09/20/49 ................. JPY 177,450 1,600,407
Panama — 0.0%
Republic of Panama, 6.70%, 01/26/36 USD 17 24,655
Romania — 0.0%
Romania Government Bond, 6.13%,
01/22/44
(b)
................ 18 24,356
Spain — 1.1%
Kingdom of Spain
(b)
:
0.60%, 10/31/29 ............ EUR 1,041 1,270,933
1.25%, 10/31/30 ............ 144 185,576
2.70%, 10/31/48 ............ 112 185,383
1.00%, 10/31/50 ............ 252 290,589
1,932,481
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.10%,
06/18/50 ................. USD 37 49,990
Total Foreign Government Obligations — 7.0%
(Cost: $12,166,691) .............................. 12,907,733
Shares
Investment Companies — 6.3%
Consumer Discretionary Select Sector
SPDR Fund ............... 1,498 220,176
Financial Select Sector SPDR Fund . 6,467 155,661
Industrial Select Sector SPDR Fund
(f)
4,153 319,698
Invesco QQQ Trust Series 1
(f)
..... 4,620 1,283,621
iShares China Large-Cap ETF
*
..... 4,208 176,736
iShares iBoxx $ High Yield Corporate
Bond ETF
(h)*
............... 39,907 3,348,197
iShares iBoxx $ Investment Grade
Corporate Bond ETF
*
......... 3,976 535,607
iShares MSCI Brazil ETF
(f)*
....... 2,617 72,386
iShares MSCI Emerging Markets ETF
*
641 28,262
iShares Nasdaq Biotechnology ETF
*
. 229 31,009
iShares Russell 2000 ETF
(f)*
...... 4,611 690,682
iShares S&P 500 Value ETF
*
...... 1,761 198,024
KraneShares CSI China Internet ETF 1,058 72,134
SPDR Bloomberg Barclays High Yield
Bond ETF ................. 2,814 293,416
SPDR Gold Shares
(q)
........... 23,314 4,129,375

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Investment Companies (continued)
VanEck Vectors Semiconductor ETF
(f)
459 $ 79,958
Total Investment Companies — 6.3%
(Cost: $11,117,116) .............................. 11,634,942
Pa r (000)
Non-Agency Mortgage-Backed Securities — 0.3%
Commercial Mortgage-Backed Securities — 0.3%
United States — 0.3%
BANK:
Series 2017-BNK8, Class B, 4.06%,
11/15/50
(r)
............... USD 13 13,953
Series 2017-BNK9, Class A4,
3.54%, 11/15/54 .......... 17 19,829
BX Trust
(b)(r)
:
Series 2019-OC11, Class D, 4.08%,
12/09/41 ............... 64 62,096
Series 2019-OC11, Class E, 4.08%,
12/09/41 ............... 89 81,762
CD Mortgage Trust, Series 2017-CD6,
Class B, 3.91%, 11/13/50
(r)
..... 10 10,838
Citigroup Commercial Mortgage Trust:
Series 2014-GC23, Class AS,
3.86%, 07/10/47 .......... 45 48,547
Series 2018-C6, Class A4, 4.41%,
11/10/51 ............... 16 19,347
Commercial Mortgage Trust, Series
2014-CR21, Class A3, 3.53%,
12/10/47 ................. 32 35,069
CORE Mortgage Trust, Series 2019-
CORE, Class F, 2.50%, 12/15/31
(b)(r)
16 15,365
CSAIL Commercial Mortgage Trust,
Series 2020-C19, Class A3, 2.56%,
03/15/53 ................. 94 101,461
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 36 37,938
JPMCC Commercial Mortgage
Securities Trust, Series 2019-COR4,
Class A5, 4.03%, 03/10/52 ..... 35 41,527
JPMorgan Chase Commercial
Mortgage Securities Trust, Series
2018-WPT, Class DFX, 5.35%,
07/05/33
(b)
................ 18 17,448
Morgan Stanley Bank of America Merrill
Lynch Trust:
Series 2015-C24, Class C, 4.49%,
05/15/48
(r)
.............. 10 9,863
Series 2016-C32, Class A4, 3.72%,
12/15/49 ............... 27 30,733
Morgan Stanley Capital I Trust, Series
2020-L4, Class A3, 2.70%, 02/15/53 29 31,270
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 10 11,007
Wells Fargo Commercial Mortgage
Trust, Series 2015-C28, Class AS,
3.87%, 05/15/48
(r)
........... 30 32,992
621,045
Total Non-Agency Mortgage-Backed Securities — 0.3%
(Cost: $617,503) ................................ 621,045
Security Par (000) Value
Preferred Securities — 1.8%
Capital Trusts — 0.6%
United Kingdom — 0.2%
Lloyds Bank plc, 13.00%
(n)(s)
....... GBP 155 $ 345,423
United States — 0.4%
American Express Co., Series C,
3.54%
(n)(s)
................. USD 73 66,022
Citigroup, Inc., Series Q, 4.38%
(n)(s)
.. 101 98,810
General Motors Financial Co., Inc.,
Series C, 5.70%
(n)(s)
.......... 16 16,060
Goldman Sachs Group, Inc. (The),
Series M, 4.17%
(n)(s)
.......... 116 114,005
Morgan Stanley, Series H, 3.89%
(n)(s)
. 84 79,275
NBCUniversal Enterprise, Inc., 5.25%
(b)
(s)
...................... 100 101,000
Prudential Financial, Inc.
(n)
:
5.63%, 06/15/43 ............ 44 46,736
5.87%, 09/15/42 ............ 64 67,405
USB Capital IX, 3.50%
(n)(s)
........ 31 29,032
618,345
Total Capital Trusts — 0.6%
(Cost: $950,548) ................................ 963,768
Shares
Preferred Stocks — 1.1%
Brazil — 0.0%
Centrais Eletricas Brasileiras SA
(Preference) ............... 300 1,673
Itau Unibanco Holding SA (Preference) 7,969 32,098
33,771
Germany — 0.0%
Volkswagen AG (Preference) ...... 17 2,735
United States — 1.1%
2020 Cash Mandatory Exchangeable
Trust, 5.25%
(b)(j)
............. 277 296,529
Aptiv plc, Series A, 5.50% ........ 1,083 122,834
Becton Dickinson and Co., Series B,
6.00%
(f)
.................. 4,094 215,549
Boston Scientific Corp., Series A,
5.50% ................... 713 79,763
C3.ai, Inc., Series D (Acquired
10/07/19, cost $157,869)
(c)(d)(e)
... 35,605 189,063
C3.ai, Inc., Series E (Acquired
10/07/19, cost $18,130)
(c)(d)(e)
.... 4,089 21,713
Databricks , Inc., Series F (Acquired
10/22/19, cost $88,431)
(c)(d)(e)
.... 2,059 98,832
Farmer’s Business Network, Inc.,
Series F (Acquired 07/31/20, cost
$69,518)
(c)(d)(e)
.............. 2,103 69,525
Grand Rounds, Inc., Series C (Acquired
03/31/15, cost $127,944)
(c)(d)(e)
... 46,081 149,763
Grand Rounds, Inc., Series D (Acquired
05/01/18, cost $51,112)
(c)(d)(e)
.... 21,089 67,907
Lookout, Inc., Series F (Acquired
09/19/14-10/22/14, cost $243,061)
(c)
(d)(e)
..................... 21,278 242,569
Mount Sinai Genomics, Inc., Sema 4
Series C (Acquired 07/17/20, cost
$82,846)
(c)(d)(e)
.............. 135 82,845
Neon Parent, Inc.
(c)(e)
........... 160 53,072
Nuvia , Inc., Series B (Acquired
09/17/20, cost $40,480)
(c)(d)(e)
.... 12,621 40,479

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
United States (continued)
SambaNova Systems, Inc. Series C
(Acquired 02/19/20, cost $91,575)
(c)
(d)(e)
..................... 1,720 $ 95,494
Wells Fargo & Co., Series L, 7.50%
(j)(s)
46 61,734
Zero Mass Water, Inc., Series C-1
(Acquired 05/07/20, cost $70,353)
(c)
(d)(e)
..................... 4,463 69,534
1,957,205
Total Preferred Stocks — 1.1%
(Cost: $1,872,401) .............................. 1,993,711
Trust Preferreds — 0.1%
United States — 0.1%
(n)
Citigroup Capital XIII, 6.64%, 10/30/40 5,096 137,490
GMAC Capital Trust I, Series 2,
6.07%, 02/15/40 ............ 5,598 139,782
277,272
Total Trust Preferreds — 0.1%
(Cost: $280,385) ................................ 277,272
Total Preferred Securities — 1.8%
(Cost: $3,103,334) .............................. 3,234,751
Pa r (000)
U.S. Government Sponsored Agency Securities — 0.0%
Commercial Mortgage-Backed Securities — 0.0%
Federal National Mortgage Association
ACES Variable Rate Notes,
Series 2018-M13, Class A2,
3.82%, 09/25/30
(r)
........... USD 17 20,720
Total U.S. Government Sponsored Agency Securities
—
0.0%
(Cost: $20,432) ................................ 20,720
U.S. Treasury Obligations — 9.9%
U.S. Treasury Bonds:
1.13%, 05/15/40 - 08/15/40 ..... 676 665,490
2.38%, 11/15/49 ............ 1,244 1,522,607
U.S. Treasury Inflation Linked Notes:
0.13%, 10/15/24 - 01/15/30 ..... 8,635 9,223,149
U.S. Treasury Notes
(h)
:
1.75%, 11/15/20 - 11/15/29
(q)
.... 4,284 4,498,342
1.75%, 11/15/29 ............ 2,050 2,258,454
Total U.S. Treasury Obligations — 9.9%
(Cost: $17,284,252) .............................. 18,168,042
Shares
Warrants — 0.0%
Brazil — 0.0%
Neon Payments Ltd. (Issued/
exercisable 06/25/20, 2 shares for
1 warrant, Expires 10/08/21, Strike
Price USD 2.00)
(c)(e)
.......... 160 3,324
Security Shares Value
United States — 0.0%
(c)
HCCO (Issued/exercisable 07/27/20,
1 share for 1 warrant, Expires
11/15/20, Strike Price USD 10.00)
(e)
6,951 $ —
Social Capital Hedosophia Holdings
Corp. III (Issued/exercisable
09/11/20, 1 share for 1 warrant,
Expires 12/31/20, Strike Price USD
10.00) ................... 15,017 —
Zero Mass Water, Inc., Series C-1
(Acquired 05/08/20, cost $0) (Issued/
exercisable 05/08/20, 1 share for
1 warrant, Expires 11/08/21, Strike
Price USD 18.92)
(d)(e)
......... 4,463 4,106
Total Warrants — 0.0% ............................ 7,430
Total Long-Term Investments — 96.1%
(Cost: $153,430,193) ............................. 176,538,429
Pa r (000)
Short-Term Securities — 6.5%
Foreign Government Obligations — 0.6%
(t)
Japan - 0.6%
Japan Treasury Bills, (0.09)%, 10/12/20 JPY 123,350 1,169,622
Total Foreign Government Obligations — 0.6%
(Cost: $1,153,533) .............................. 1,169,622
Shares
Money Market Funds — 3.9%
(u)
*
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.02% ...... 454,970 454,970
SL Liquidity Series, LLC, Money Market
Series, 0.25%
(v)
............. 6,599,045 6,601,685
Total Money Market Funds — 3.9%
(Cost: $7,057,198) .............................. 7,056,655
Pa r (000)
Time Deposits — 0.1%
Australia — 0.0%
Brown Brothers Harriman & Co.,
0.00%, 10/01/20 ............ AUD 23 16,642
Canada — 0.0%
Royal Bank of Canada,
0.03%, 10/01/20 ............ CAD 39 29,551
Hong Kong — 0.0%
Brown Brothers Harriman & Co.,
0.01%, 10/05/20 ............ HKD 52 6,669
Japan — 0.0%
Sumitomo Mitsui Financial Group, Inc.,
(0.23)%, 10/01/20 ........... JPY 363 3,446
United Kingdom — 0.0%
Brown Brothers Harriman & Co.,
0.01%, 10/01/20 ............ GBP 3 3,231

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
United States — 0.1%
Sumitomo Mitsui Financial Group, Inc.,
0.11%, 10/01/20 ............ USD 65 $ 64,648
Total Time Deposits — 0.1%
(Cost: $124,187) ................................ 124,187
U.S. Treasury Obligations — 1.9%
U.S. Treasury Bills
(t)
:
0.09%, 11/27/20 ............ 500 499,925
0.10%, 12/08/20 ............ 500 499,868
0.10%, 02/11/21 ............ 1,500 1,499,418
0.11%, 01/28/21 ............ 1,000 999,665
Total U.S. Treasury Obligations — 1.9%
(Cost: $3,498,935) .............................. 3,498,876
Total Short-Term Securities — 6.5%
(Cost: $11,833,853) .............................. 11,849,340
Total Options Purchased — 1.0%
(Cost: $2,033,669) .............................. 1,859,294
Total Investments Before Options Written and Investments Sold
Short — 103.6%
(Cost: $167,297,715) ............................. 190,247,063
Total Options Written — (0.7)%
(Premiums Received — $1,466,467) .................. (1,282,599)
Security Shares Value
Investments Sold Short — (0.3)%
Common Stocks — (0.3)%
Finland — (0.0)%
UPM- Kymmene OYJ ........... 2,748 $ (83,641)
Sweden — (0.1)%
Hennes & Mauritz AB, Class B ..... 3,457 (59,557)
Svenska Cellulosa AB SCA, Class B
(c)
6,486 (88,920)
(148,477)
United States — (0.2)%
Exxon Mobil Corp. ............. 2,867 (98,424)
JM Smucker Co. (The) .......... 412 (47,594)
McCormick & Co., Inc. (Non-Voting) . 230 (44,643)
Seagate Technology plc ......... 1,988 (97,949)
(288,610)
Total Common Stocks — (0.3)%
(Proceeds: $534,040) ............................ (520,728)
Total Investments Sold Short — (0.3)%
(Proceeds: $534,040 ) ............................ (520,728)
Total Investments Net of Options Written and Investments Sold
Short — 102.6%
(Cost: $165,297,208) ............................. 188,443,736
Liabilities in Excess of Other Assets — (2.6)% ............ (4,781,409)
Net Assets — 100.0% .............................. $ 183,662,327
(a)
Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,393,958, representing 1.30% of its net assets as of period end, and an original cost of $1,837,593.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
All or a portion of this security is on loan.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Convertible security.
(k)
Issuer filed for bankruptcy and/or is in default.
(l)
Zero-coupon bond.
(m)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(n)
Variable rate security. Rate shown is the rate in effect as of period end.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Fixed rate.
(q)
All or a portion of the security is held by a wholly-owned subsidiary.
(r)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(s)
Perpetual security with no stated maturity date.
(t)
Rates are discount rates or a range of discount rates as of period end.
(u)
Annualized 7-day yield as of period end.
(v)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/20
Shares
Held at
09/30/20
Income
(Expense)
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
. $ 557,532 $ — $ (102,562) $ — $ — $ 454,970 454,970 $ 2,612 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
......... 2,544,246 4,058,785 — (794) (552) 6,601,685 6,599,045 24,827
(b)
—
iShares China Large-Cap ETF . 188,612 390,884 (378,730) (13,882) (10,148) 176,736 4,208 1,402 —
iShares iBoxx $ High Yield
Corporate Bond ETF ..... — 5,213,054 (2,077,789) 176,438 36,494 3,348,197 39,907 31,924 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ..... — 1,728,479 (1,208,358) 20,088 (4,602) 535,607 3,976 (610) —
iShares MSCI Brazil ETF .... — 80,260 — — (7,874) 72,386 2,617 — —
iShares MSCI Emerging Markets
ETF ................. 466,110 — (374,474) (60,593) (2,781) 28,262 641 148 —
iShares Nasdaq Biotechnology
ETF ................. — 26,014 — — 4,995 31,009 229 43 —
iShares Russell 2000 ETF .... 298,206 972,272 (434,718) (143,257) (1,821) 690,682 4,611 4,892 —
iShares S&P 500 Value ETF .. 231,300 — (2,234) 146 (31,188) 198,024 1,761 3,958 —
$ (21,854) $ (17,477) $ 12,137,558 $ 69,196 —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-BTP ............................................................... 13 12/08/20 $ 2,249 $ 37,974
Euro-Oat ............................................................... 9 12/08/20 1,779 10,739
Australia 10 Year Bond ...................................................... 6 12/15/20 642 4,707
DAX Index .............................................................. 2 12/18/20 749 (22,617)
EURO STOXX 50 Index ..................................................... 28 12/18/20 1,049 (42,768)
FTSE/MIB Index .......................................................... 1 12/18/20 111 (4,347)
MSCI Emerging Markets Index ................................................. 5 12/18/20 272 (2,891)
Russell 2000 E-Mini Index .................................................... 5 12/18/20 376 3,757
U.S. Treasury 10 Year Note ................................................... 63 12/21/20 8,790 24,327
U.S. Treasury 10 Year Ultra Note ............................................... 40 12/21/20 6,397 25,879
U.S. Treasury Ultra Bond .................................................... 3 12/21/20 665 (4,325)
30,435
Short Contracts
Euro-Bund .............................................................. 1 12/08/20 205 (756)
NASDAQ 100 E-Mini Index ................................................... 14 12/18/20 3,194 (88,716)
S&P 500 E-Mini Index ...................................................... 65 12/18/20 10,894 (79,545)
U.S. Treasury Long Bond .................................................... 1 12/21/20 176 618
U.S. Treasury 2 Year Note .................................................... 62 12/31/20 13,700 (8,339)
U.S. Treasury 5 Year Note .................................................... 57 12/31/20 7,184 (3,599)
(180,337)
$ (149,902)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 711,000 USD 505,948 Morgan Stanley & Co. International plc 10/01/20 $ 3,306
CAD 324,000 USD 237,965 JPMorgan Chase Bank NA 10/01/20 5,360
GBP 756,000 USD 935,459 JPMorgan Chase Bank NA 10/01/20 40,046
ZAR 7,595,000 USD 448,533 BNP Paribas SA 10/01/20 4,899
GBP 473,000 USD 594,138 JPMorgan Chase Bank NA 10/08/20 16,214
JPY 92,341,000 USD 859,870 Goldman Sachs International 10/08/20 15,746
EUR 597,125 USD 683,873 HSBC Bank plc 10/09/20 16,328
EUR 597,125 USD 683,832 Morgan Stanley & Co. International plc 10/15/20 16,459
GBP 1,137,000 USD 1,448,902 Barclays Bank plc 10/22/20 18,380
JPY 95,940,923 EUR 775,000 Morgan Stanley & Co. International plc 10/30/20 792
JPY 138,699,000 USD 1,308,093 JPMorgan Chase Bank NA 11/05/20 7,532
MXN 9,853,000 USD 426,906 Citibank NA 11/05/20 16,865
JPY 173,600,000 USD 1,632,503 UBS AG 11/06/20 14,192
USD 889,058 HKD 6,891,000 HSBC Bank plc 11/06/20 30
USD 43,943 JPY 4,607,000 JPMorgan Chase Bank NA 11/06/20 243
JPY 156,500,000 USD 1,477,799 JPMorgan Chase Bank NA 11/12/20 6,792
USD 45,825 JPY 4,804,000 JPMorgan Chase Bank NA 11/12/20 253
USD 532,865 EUR 449,149 Citibank NA 11/13/20 5,792
KRW 646,892,000 USD 546,602 Deutsche Bank AG 11/16/20 8,201
USD 595,990 RUB 44,055,000 BNP Paribas SA 11/16/20 31,268
MYR 2,105,000 USD 501,668 Barclays Bank plc 11/17/20 4,008
MXN 7,768,000 USD 346,075 JPMorgan Chase Bank NA 11/19/20 3,243
USD 178,028 EUR 149,314 BNP Paribas SA 11/19/20 2,787
JPY 48,900,000 USD 460,927 BNP Paribas SA 12/03/20 3,071
USD 384,094 INR 28,398,000 Bank of America NA 12/08/20 834
USD 177,696 INR 13,135,000 HSBC Bank plc 12/08/20 426
JPY 107,900,000 USD 1,018,412 JPMorgan Chase Bank NA 12/10/20 5,610
EUR 222,368 USD 261,065 Barclays Bank plc 12/17/20 118
GBP 352,182 EUR 382,000 JPMorgan Chase Bank NA 12/17/20 5,993

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
GBP 289,000 USD 372,439 Citibank NA 12/17/20 $ 665
JPY 33,494,508 EUR 268,000 JPMorgan Chase Bank NA 12/17/20 3,158
GBP 142,000 USD 181,021 HSBC Bank plc 12/29/20 2,334
EUR 549,865 USD 642,897 JPMorgan Chase Bank NA 01/08/21 3,361
CAD 320,000 USD 238,833 Goldman Sachs International 01/14/21 1,618
GBP 730,000 USD 938,863 JPMorgan Chase Bank NA 01/14/21 3,817
269,741
USD 490,352 AUD 711,000 Morgan Stanley & Co. International plc 10/01/20 (18,902)
USD 238,699 CAD 320,000 Goldman Sachs International 10/01/20 (1,622)
USD 2,984 CAD 4,000 JPMorgan Chase Bank NA 10/01/20 (20)
USD 33,412 GBP 26,000 Deutsche Bank AG 10/01/20 (137)
USD 938,094 GBP 730,000 JPMorgan Chase Bank NA 10/01/20 (3,862)
USD 434,768 ZAR 7,595,000 JPMorgan Chase Bank NA 10/01/20 (18,665)
USD 815,002 CNH 5,728,000 JPMorgan Chase Bank NA 10/14/20 (28,615)
USD 738,972 AUD 1,042,000 HSBC Bank plc 10/22/20 (7,394)
USD 273,910 AUD 383,000 Morgan Stanley & Co. International plc 10/23/20 (427)
EUR 222,818 AUD 366,645 Morgan Stanley & Co. International plc 10/29/20 (1,233)
JPY 134,850,000 USD 1,282,538 JPMorgan Chase Bank NA 10/29/20 (3,524)
USD 32,386 JPY 3,427,000 JPMorgan Chase Bank NA 10/29/20 (118)
EUR 255,000 USD 303,416 JPMorgan Chase Bank NA 11/05/20 (4,225)
USD 7,591 CNH 53,000 Bank of America NA 11/05/20 (202)
USD 915,146 CNH 6,389,000 Citibank NA 11/05/20 (24,281)
USD 881,613 HKD 6,834,000 HSBC Bank plc 11/05/20 (64)
USD 137,068 MXN 3,068,965 BNP Paribas SA 11/05/20 (1,156)
CHF 389,000 USD 425,907 JPMorgan Chase Bank NA 11/06/20 (3,141)
EUR 224,325 USD 265,935 Barclays Bank plc 11/12/20 (2,697)
EUR 918,000 USD 1,086,345 JPMorgan Chase Bank NA 11/13/20 (9,079)
USD 482,182 ZAR 8,342,240 Bank of America NA 11/13/20 (13,335)
BRL 387,936 USD 70,244 Citibank NA 11/16/20 (1,254)
RUB 44,055,000 USD 598,005 BNP Paribas SA 11/16/20 (33,283)
EUR 11,218 USD 13,420 BNP Paribas SA 12/03/20 (250)
EUR 369,782 USD 442,395 HSBC Bank plc 12/03/20 (8,268)
EUR 223,928 USD 265,490 Bank of America NA 12/04/20 (2,588)
EUR 227,597 USD 271,237 Citibank NA 12/04/20 (4,027)
EUR 84,262 USD 100,060 JPMorgan Chase Bank NA 12/04/20 (1,132)
EUR 227,000 USD 268,236 JPMorgan Chase Bank NA 12/10/20 (1,674)
NOK 44,000 USD 4,881 Bank of America NA 12/11/20 (163)
NOK 1,645,000 USD 182,434 JPMorgan Chase Bank NA 12/11/20 (6,044)
USD 775,887 CNY 5,335,000 HSBC Bank plc 12/11/20 (6,615)
CAD 1,167,740 USD 877,498 JPMorgan Chase Bank NA 12/17/20 (200)
JPY 180,109,000 USD 1,720,686 BNP Paribas SA 12/30/20 (10,461)
USD 810,850 CNY 5,536,000 Barclays Bank plc 12/30/20 (108)
JPY 55,780,952 EUR 453,000 Goldman Sachs International 01/08/21 (2,677)
USD 353,534 INR 26,292,000 Barclays Bank plc 01/08/21 (68)
(221,511)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
EURO STOXX 50 Index One-Touch
Goldman Sachs
International 37,507 10/02/20 USD 3,562.75 USD 1.16 USD 34 $ –
USD Currency One-Touch
Bank of America
NA — 10/08/20 BRL 4.90 BRL 4.90 USD 13 1
EUR Currency One-Touch
Goldman Sachs
International — 10/13/20 AUD 1.70 AUD 1.70 EUR 45 1,167
USD Currency One-Touch
Bank of America
NA — 10/13/20 BRL 4.90 BRL 4.90 USD 13 15

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
OTC Barrier Options Purchased (continued)
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
EURO STOXX 50 Index One-Touch
Goldman Sachs
International 37,507 10/16/20 USD 3,562.75 USD 1.16 USD 34 $ 124
USD Currency Down and In BNP Paribas SA — 11/02/20 ZAR 16.58 ZAR 15.68 USD 389 124
USD Currency Down and In
Bank of America
NA — 11/02/20 ZAR 17.03 ZAR 16.13 USD 442 521
USD Currency Down and In
Morgan Stanley &
Co. International
plc — 11/02/20 MXN 21.40 MXN 20.40 USD 830 150
USD Currency One-Touch
Bank of America
NA — 11/03/20 CAD 1.40 CAD 1.40 USD 33 806
2,908
Put
AUD Currency One-Touch Deutsche Bank AG — 10/12/20 JPY 71.00 JPY 71.00 AUD 95 $ 908
NZD Currency One-Touch
Bank of America
NA — 10/27/20 USD 0.62 USD 0.62 NZD 80 1,400
AUD Currency One-Touch
Bank of America
NA — 11/12/20 JPY 70.00 JPY 70.00 AUD 95 3,522
S&P 500 Index Down and Out
JPMorgan Chase
Bank NA 368,300 12/18/20 USD 2,900.00 USD 2,200.00 USD 427 2,679
USD Currency One-Touch HSBC Bank plc — 02/18/21 JPY 100.00 JPY 100.00 USD 38 9,706
18,215
$ 21,123
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR S&P 500 ETF Trust ...................... 48 10/07/20 USD 340.00 USD 1,607 $ 7,800
SPDR S&P 500 ETF Trust ...................... 37 10/09/20 USD 340.00 USD 1,239 8,122
SPDR S&P 500 ETF Trust ...................... 39 10/09/20 USD 342.00 USD 1,306 6,260
Apple, Inc. ................................ 24 10/16/20 USD 75.00 USD 278 97,560
Costco Wholesale Corp. ....................... 3 10/16/20 USD 315.00 USD 107 12,480
Deutsche Telekom AG ........................ 28 10/16/20 EUR 16.20 EUR 40 509
Home Depot, Inc. (The) ....................... 15 10/16/20 USD 275.00 USD 417 10,988
Invesco QQQ Trust, Series 1 .................... 19 10/16/20 USD 290.00 USD 528 3,116
Invesco QQQ Trust, Series 1 .................... 32 10/16/20 USD 315.00 USD 889 160
Invesco QQQ Trust, Series 1 .................... 34 10/16/20 USD 285.00 USD 945 10,387
L3Harris Technologies, Inc. ..................... 6 10/16/20 USD 165.00 USD 102 4,500
Morgan Stanley ............................. 35 10/16/20 USD 55.00 USD 169 245
NVIDIA Corp. .............................. 1 10/16/20 USD 520.00 USD 54 3,370
PayPal Holdings, Inc. ......................... 4 10/16/20 USD 192.50 USD 79 3,470
PayPal Holdings, Inc. ......................... 5 10/16/20 USD 210.00 USD 99 913
SPDR S&P 500 ETF Trust ...................... 24 10/16/20 USD 335.00 USD 804 14,100
SPDR S&P 500 ETF Trust ...................... 38 10/16/20 USD 333.00 USD 1,273 26,695
SPDR S&P 500 ETF Trust ...................... 132 10/16/20 USD 350.00 USD 4,421 12,804
Union Pacific Corp. .......................... 2 10/16/20 USD 202.50 USD 39 474
VMware, Inc. .............................. 15 10/16/20 USD 160.00 USD 216 713
Walmart, Inc. .............................. 8 10/16/20 USD 145.00 USD 112 844
Wells Fargo & Co. ........................... 23 10/16/20 USD 35.00 USD 54 35
Invesco QQQ Trust, Series 1 .................... 13 10/23/20 USD 290.00 USD 361 3,562
Agilent Technologies, Inc. ...................... 27 11/20/20 USD 105.00 USD 273 7,628
Alibaba Group Holding Ltd. ..................... 4 11/20/20 USD 270.00 USD 118 12,950
Dow, Inc. ................................. 12 11/20/20 USD 52.50 USD 56 1,194
Global Payments, Inc. ........................ 11 11/20/20 USD 185.00 USD 195 7,975
Merck & Co., Inc. ............................ 32 11/20/20 USD 87.50 USD 265 4,928
Micron Technology, Inc. ....................... 16 11/20/20 USD 52.50 USD 75 2,024
Southwest Airlines Co. ........................ 16 11/20/20 USD 40.00 USD 60 3,448
SPDR EURO STOXX 50 ETF ................... 8 11/20/20 USD 38.00 USD 29 560
SPDR EURO STOXX 50 ETF ................... 8 11/20/20 USD 41.00 USD 29 80
SPDR S&P 500 ETF Trust ...................... 28 11/20/20 USD 350.00 USD 938 14,938

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
T-Mobile US, Inc. ............................ 11 11/20/20 USD 125.00 USD 126 $ 2,013
Walmart, Inc. .............................. 15 11/20/20 USD 150.00 USD 210 4,140
Walt Disney Co. (The) ........................ 7 11/20/20 USD 140.00 USD 87 1,082
Alphabet, Inc. .............................. 1 12/18/20 USD 1,620.00 USD 147 4,170
Apple, Inc. ................................ 16 12/18/20 USD 122.50 USD 185 10,280
Bank of America Corp. ........................ 71 12/18/20 USD 28.00 USD 171 3,550
Bank of America Corp. ........................ 118 12/18/20 USD 27.00 USD 284 8,496
Charter Communications, Inc. ................... 1 12/18/20 USD 670.00 USD 62 1,645
Citigroup, Inc. .............................. 37 12/18/20 USD 52.50 USD 160 2,590
Dow, Inc. ................................. 19 12/18/20 USD 52.50 USD 89 2,622
Fortive Corp. ............................... 26 12/18/20 USD 75.00 USD 198 14,820
Global Payments, Inc. ........................ 11 12/18/20 USD 180.00 USD 195 12,540
Health Care Select Sector SPDR Fund ............. 47 12/18/20 USD 111.00 USD 496 10,176
iShares Latin America 40 ETF ................... 44 12/18/20 USD 25.00 USD 93 1,320
JPMorgan Chase & Co. ....................... 10 12/18/20 USD 110.00 USD 96 1,925
L3Harris Technologies, Inc. ..................... 10 12/18/20 USD 190.00 USD 170 3,000
LyondellBasell Industries NV .................... 8 12/18/20 USD 75.00 USD 56 3,240
McDonald's Corp. ........................... 3 12/18/20 USD 230.00 USD 66 1,913
McDonald's Corp. ........................... 9 12/18/20 USD 220.00 USD 198 9,563
Merck & Co., Inc. ............................ 15 12/18/20 USD 90.00 USD 124 2,138
Microsoft Corp. ............................. 9 12/18/20 USD 220.00 USD 189 8,483
Microsoft Corp. ............................. 10 12/18/20 USD 165.00 USD 210 47,125
Societe Generale SA ......................... 16 12/18/20 EUR 11.50 EUR 18 1,998
SPDR Gold Shares
(a)
......................... 57 12/18/20 USD 190.00 USD 1,010 17,186
SPDR S&P 500 ETF Trust ...................... 16 12/18/20 USD 365.00 USD 536 6,008
SPDR S&P 500 ETF Trust ...................... 17 12/18/20 USD 350.00 USD 569 14,297
SPDR S&P 500 ETF Trust ...................... 27 12/18/20 USD 360.00 USD 904 13,406
SPDR S&P 500 ETF Trust ...................... 44 12/18/20 USD 340.00 USD 1,474 58,278
UniCredit SpA .............................. 8 12/18/20 EUR 7.60 EUR 28 1,219
SPDR S&P 500 ETF Trust ...................... 14 12/31/20 USD 350.00 USD 469 12,558
Amazon.com, Inc. ........................... 1 01/15/21 USD 3,300.00 USD 315 24,275
Apple, Inc. ................................ 32 01/15/21 USD 125.00 USD 371 21,680
Autodesk, Inc. .............................. 8 01/15/21 USD 260.00 USD 185 8,060
Bank of America Corp. ........................ 71 01/15/21 USD 27.00 USD 171 6,710
Comcast Corp. ............................. 43 01/15/21 USD 45.00 USD 199 15,158
DR Horton, Inc. ............................. 25 01/15/21 USD 80.00 USD 189 12,813
Mastercard , Inc. ............................ 6 01/15/21 USD 350.00 USD 203 11,385
Mastercard , Inc. ............................ 15 01/15/21 USD 335.00 USD 507 39,488
Morgan Stanley ............................. 36 01/15/21 USD 55.00 USD 174 5,328
PPG Industries, Inc. .......................... 16 01/15/21 USD 125.00 USD 195 11,520
Raytheon Technologies Corp. ................... 29 01/15/21 USD 65.00 USD 167 5,902
Starbucks Corp. ............................ 16 01/15/21 USD 90.00 USD 137 6,680
Starbucks Corp. ............................ 24 01/15/21 USD 82.50 USD 206 19,200
Union Pacific Corp. .......................... 10 01/15/21 USD 200.00 USD 197 12,100
VanEck Vectors Semiconductor ETF ............... 5 01/15/21 USD 185.00 USD 87 3,825
VanEck Vectors Semiconductor ETF ............... 5 01/15/21 USD 180.00 USD 87 4,813
VanEck Vectors Semiconductor ETF ............... 21 01/15/21 USD 170.00 USD 366 31,080
Walt Disney Co. (The) ........................ 19 01/15/21 USD 140.00 USD 236 5,985
Alibaba Group Holding Ltd. ..................... 16 02/19/21 USD 210.00 USD 470 140,400
Microsoft Corp. ............................. 9 02/19/21 USD 215.00 USD 189 14,175
Raytheon Technologies Corp. ................... 29 02/19/21 USD 65.00 USD 167 7,149
SPDR S&P 500 ETF Trust ...................... 10 12/17/21 USD 360.00 USD 335 18,990
SPDR S&P 500 ETF Trust ...................... 20 12/17/21 USD 305.00 USD 670 101,570
1,094,899
Put
Carnival Corp. .............................. 22 10/16/20 USD 15.00 USD 33 2,112
Chewy, Inc. ................................ 5 10/16/20 USD 45.00 USD 27 125
Exxon Mobil Corp. ........................... 27 10/16/20 USD 37.50 USD 93 9,045
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 546 10/16/20 USD 134.00 USD 7,355 41,769
iShares Silver Trust
(a)
......................... 74 10/16/20 USD 20.00 USD 160 1,961
Alphabet, Inc. .............................. 1 11/20/20 USD 1,480.00 USD 147 8,975
Alphabet, Inc. .............................. 1 11/20/20 USD 1,415.00 USD 147 6,050

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
BJ's Wholesale Club Holdings, Inc. ................ 14 11/20/20 USD 30.00 USD 58 $ 420
NVIDIA Corp. .............................. 3 11/20/20 USD 470.00 USD 162 5,093
Anthem, Inc. ............................... 7 12/18/20 USD 250.00 USD 188 8,610
Charter Communications, Inc. ................... 3 12/18/20 USD 500.00 USD 187 1,680
UnitedHealth Group, Inc. ....................... 6 12/18/20 USD 280.00 USD 187 5,415
Alphabet, Inc. .............................. 2 01/15/21 USD 1,560.00 USD 294 32,150
Amazon.com, Inc. ........................... 1 01/15/21 USD 3,250.00 USD 315 35,913
Apple, Inc. ................................ 21 01/15/21 USD 125.00 USD 243 34,020
Microsoft Corp. ............................. 13 01/15/21 USD 215.00 USD 273 23,628
Walgreens Boots Alliance, Inc. ................... 43 01/15/21 USD 42.50 USD 154 33,755
Amazon.com, Inc. ........................... 1 02/19/21 USD 3,350.00 USD 315 46,208
Microsoft Corp. ............................. 12 02/19/21 USD 215.00 USD 252 25,620
322,549
$ 1,417,448
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency ........... Goldman Sachs International — 10/13/20 AUD 1.65 EUR 1,357 $ 3,888
SPDR Gold Shares
(a)
...... JPMorgan Chase Bank NA 3,512 10/16/20 USD 187.00 USD 622 1,124
EUR Currency ........... JPMorgan Chase Bank NA — 10/22/20 USD 1.17 EUR 355 4,162
USD Currency ........... Deutsche Bank AG — 10/22/20 BRL 6.00 USD 177 839
USD Currency ........... Bank of America NA — 11/03/20 CAD 1.36 USD 1,086 2,049
USD Currency ........... Citibank NA — 11/03/20 CNH 7.05 USD 815 996
USD Currency ........... Morgan Stanley & Co. International plc — 11/19/20 NOK 10.70 USD 872 1,103
Boston Scientific Corp. ..... Nomura International plc 2,756 11/20/20 USD 41.00 USD 105 2,502
Capital One Financial Corp. .. Nomura International plc 1,251 11/20/20 USD 55.00 USD 90 22,085
SPDR Gold Shares
(a)
...... Goldman Sachs International 3,500 11/20/20 USD 182.00 USD 620 12,341
SPDR Gold Shares
(a)
...... Morgan Stanley & Co. International plc 3,505 11/20/20 USD 186.00 USD 621 9,095
Union Pacific Corp. ....... Goldman Sachs International 1,038 11/20/20 USD 207.50 USD 204 5,704
GBP Currency ........... UBS AG — 12/17/20 USD 1.32 GBP 350 5,564
adidas AG ............. Barclays Bank plc 516 12/18/20 EUR 285.00 EUR 142 8,977
LVMH Moet Hennessy Louis
Vuitton SE ........... Barclays Bank plc 690 12/18/20 EUR 415.00 EUR 276 12,151
SPDR Gold Shares
(a)
...... BNP Paribas SA 3,509 12/18/20 USD 190.00 USD 622 10,580
SPDR Gold Shares
(a)
...... Societe Generale SA 2,397 12/18/20 USD 198.21 USD 425 1,227
SPDR Gold Shares
(a)
...... Societe Generale SA 2,623 12/31/20 USD 184.00 USD 465 13,745
SPDR Gold Shares
(a)
...... Societe Generale SA 3,506 01/15/21 USD 190.00 USD 621 13,410
EUR Currency ........... BNP Paribas SA — 01/27/21 USD 1.22 EUR 880 6,218
SPDR Gold Shares
(a)
...... Morgan Stanley & Co. International plc 2,450 03/19/21 USD 191.10 USD 434 1,826
SPDR S&P 500 ETF Trust ... Morgan Stanley & Co. International plc 4,400 06/18/21 USD 360.00 USD 1,474 57,633
EURO STOXX 50 Price Index Credit Suisse International 108 12/17/21 EUR 3,400.00 EUR 345 19,196
216,415
Put
USD Currency ........... Bank of America NA — 10/08/20 BRL 5.25 USD 272 45
AUD Currency ........... Morgan Stanley & Co. International plc — 10/12/20 JPY 72.50 AUD 2,926 1,138
AUD Currency ........... Morgan Stanley & Co. International plc — 10/13/20 JPY 73.00 AUD 1,471 986
USD Currency ........... Bank of America NA — 10/13/20 BRL 5.20 USD 272 94
USD Currency ........... Deutsche Bank AG — 10/22/20 BRL 5.45 USD 354 2,963
USD Currency ........... Morgan Stanley & Co. International plc — 10/30/20 MXN 20.70 USD 270 511
USD Currency ........... Morgan Stanley & Co. International plc — 10/30/20 MXN 21.70 USD 422 4,631
USD Currency ........... Morgan Stanley & Co. International plc — 11/13/20 BRL 5.10 USD 543 1,553
Amazon.com, Inc. ........ Citibank NA 80 11/20/20 USD 2,881.58 USD 252 9,417
DR Horton, Inc. .......... Credit Suisse International 1,723 11/20/20 USD 70.00 USD 130 5,229

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
OTC Options Purchased (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Lennar Corp. ........... JPMorgan Chase Bank NA 793 11/20/20 USD 76.00 USD 65 $ 2,616
29,183
$ 245,598
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.72% Semi-Annual Citibank NA 10/19/20 0.72 % USD 288 $ 40
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.93% Semi-Annual
Morgan Stanley & Co.
International plc 10/21/20 0.93 USD 690 1,923
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.58% Semi-Annual
Goldman Sachs
International 10/27/20 0.58 USD 709 85
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.85% Semi-Annual
Goldman Sachs
International 12/18/20 0.85 USD 943 13,613
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.00% Semi-Annual
JPMorgan Chase
Bank NA 06/04/21 1.00 USD 798 40,870
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.00% Semi-Annual BNP Paribas SA 06/11/21 1.00 USD 260 13,511
70,042
Put
10-Year Interest Rate Swap
(a)
0.75% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 10/02/20 0.75 USD 493 85
30-Year Interest Rate Swap
(a)
1.17% Semi-Annual 3 month LIBOR Quarterly Citibank NA 10/26/20 1.17 USD 243 2,835
30-Year Interest Rate Swap
(a)
1.15% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/26/20 1.15 USD 1,397 19,829
30-Year Interest Rate Swap
(a)
0.98% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 10/27/20 0.98 USD 709 29,003
10-Year Interest Rate Swap
(a)
0.81% Semi-Annual 3 month LIBOR Quarterly Citibank NA 11/19/20 0.81 USD 656 2,723
30-Year Interest Rate Swap
(a)
1.22% Semi-Annual 3 month LIBOR Quarterly Citibank NA 11/24/20 1.22 USD 243 4,402
30-Year Interest Rate Swap
(a)
1.27% Semi-Annual 3 month LIBOR Quarterly Citibank NA 12/24/20 1.27 USD 243 5,969
30-Year Interest Rate Swap
(a)
0.89% Semi-Annual 3 month LIBOR Quarterly Citibank NA 02/08/21 0.89 USD 456 40,237
105,083
$ 175,125
(a)
Forward settling swaption.
OTC Barrier Options Written
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ..... One-Touch
Morgan Stanley & Co.
International plc — 11/13/20 BRL 5.50 BRL 5.50 BRL 9 $ (5,794)
EURO STOXX 50 Index Down and In
Credit Suisse
International 280,800 12/17/21 EUR 2,600.00 EUR 2,200.00 EUR 345 (17,504)
(23,298)
Put
USD Currency ..... One-Touch HSBC Bank plc — 11/19/20 JPY 100.00 JPY 100.00 USD 38 $ (3,553)
$ (26,851)

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Apple, Inc. ................................. 44 10/16/20 USD 82.50 USD 510 $ (145,970)
Applied Materials, Inc. ......................... 17 10/16/20 USD 65.00 USD 101 (527)
Comcast Corp. .............................. 48 10/16/20 USD 40.00 USD 222 (30,214)
Costco Wholesale Corp. ........................ 3 10/16/20 USD 345.00 USD 107 (3,698)
Guardant Health, Inc. .......................... 10 10/16/20 USD 105.00 USD 112 (7,850)
Home Depot, Inc. (The) ........................ 22 10/16/20 USD 295.00 USD 611 (1,705)
L3Harris Technologies, Inc. ...................... 6 10/16/20 USD 190.00 USD 102 (90)
Lowe's Cos., Inc. ............................. 7 10/16/20 USD 175.00 USD 116 (725)
Marsh & McLennan Cos., Inc. .................... 8 10/16/20 USD 120.00 USD 92 (280)
McDonald's Corp. ............................ 5 10/16/20 USD 220.00 USD 110 (1,900)
Morgan Stanley .............................. 52 10/16/20 USD 65.00 USD 251 (156)
NVIDIA Corp. ............................... 1 10/16/20 USD 600.00 USD 54 (420)
PayPal Holdings, Inc. .......................... 5 10/16/20 USD 240.00 USD 99 (63)
salesforce.com, Inc. ........................... 4 10/16/20 USD 290.00 USD 101 (310)
VMware, Inc. ............................... 15 10/16/20 USD 180.00 USD 216 (150)
Walmart, Inc. ............................... 7 10/16/20 USD 155.00 USD 98 (105)
Walmart, Inc. ............................... 8 10/16/20 USD 160.00 USD 112 (56)
Walt Disney Co. (The) ......................... 8 10/16/20 USD 140.00 USD 99 (108)
Abbott Laboratories ........................... 10 11/20/20 USD 110.00 USD 109 (4,375)
Agilent Technologies, Inc. ....................... 10 11/20/20 USD 110.00 USD 101 (1,275)
Agilent Technologies, Inc. ....................... 27 11/20/20 USD 115.00 USD 273 (1,688)
Amazon.com, Inc. ............................ 1 11/20/20 USD 3,500.00 USD 315 (10,773)
Dow, Inc. .................................. 12 11/20/20 USD 60.00 USD 56 (168)
Edwards Lifesciences Corp. ..................... 12 11/20/20 USD 85.00 USD 96 (2,730)
Facebook, Inc. .............................. 9 11/20/20 USD 290.00 USD 236 (6,840)
Intel Corp. ................................. 5 11/20/20 USD 55.00 USD 26 (723)
Intuitive Surgical, Inc. .......................... 1 11/20/20 USD 760.00 USD 71 (2,310)
Mastercard , Inc. ............................. 6 11/20/20 USD 360.00 USD 203 (4,725)
Merck & Co., Inc. ............................. 11 11/20/20 USD 95.00 USD 91 (424)
Microsoft Corp. .............................. 9 11/20/20 USD 240.00 USD 189 (2,070)
NextEra Energy, Inc. .......................... 7 11/20/20 USD 310.00 USD 194 (1,785)
NVIDIA Corp. ............................... 2 11/20/20 USD 620.00 USD 108 (3,715)
NVIDIA Corp. ............................... 3 11/20/20 USD 650.00 USD 162 (3,840)
NVIDIA Corp. ............................... 4 11/20/20 USD 560.00 USD 216 (15,000)
Pfizer, Inc. ................................. 27 11/20/20 USD 41.00 USD 99 (1,175)
Pfizer, Inc. ................................. 70 11/20/20 USD 40.00 USD 257 (4,235)
ServiceNow , Inc. ............................. 2 11/20/20 USD 490.00 USD 97 (6,520)
STMicroelectronics NV ......................... 6 11/20/20 EUR 28.00 EUR 16 (837)
US Bancorp ................................ 9 11/20/20 USD 42.50 USD 32 (351)
Walt Disney Co. (The) ......................... 10 11/20/20 USD 160.00 USD 124 (285)
Xilinx, Inc. ................................. 4 11/20/20 USD 110.00 USD 42 (1,690)
Alphabet, Inc. ............................... 1 12/18/20 USD 1,800.00 USD 147 (1,175)
Anthem, Inc. ................................ 7 12/18/20 USD 290.00 USD 188 (6,545)
Apple, Inc. ................................. 16 12/18/20 USD 140.00 USD 185 (3,496)
Bank of America Corp. ......................... 71 12/18/20 USD 32.00 USD 171 (888)
Bank of America Corp. ......................... 73 12/18/20 USD 30.00 USD 176 (1,789)
Charter Communications, Inc. .................... 2 12/18/20 USD 660.00 USD 125 (3,860)
Charter Communications, Inc. .................... 3 12/18/20 USD 600.00 USD 187 (14,985)
Citigroup, Inc. ............................... 7 12/18/20 USD 57.50 USD 30 (214)
Citigroup, Inc. ............................... 37 12/18/20 USD 60.00 USD 160 (722)
Dow, Inc. .................................. 19 12/18/20 USD 60.00 USD 89 (722)
Fortive Corp. ................................ 26 12/18/20 USD 85.00 USD 198 (4,550)
Global Payments, Inc. ......................... 11 12/18/20 USD 200.00 USD 195 (5,500)
HCA Healthcare, Inc. .......................... 8 12/18/20 USD 145.00 USD 100 (2,380)
Johnson & Johnson ........................... 2 12/18/20 USD 165.00 USD 30 (247)
L3Harris Technologies, Inc. ...................... 10 12/18/20 USD 210.00 USD 170 (525)
LyondellBasell Industries NV ..................... 8 12/18/20 USD 85.00 USD 56 (1,060)
McDonald's Corp. ............................ 3 12/18/20 USD 250.00 USD 66 (596)
McDonald's Corp. ............................ 9 12/18/20 USD 240.00 USD 198 (3,285)
Microsoft Corp. .............................. 9 12/18/20 USD 250.00 USD 189 (2,183)
Microsoft Corp. .............................. 10 12/18/20 USD 190.00 USD 210 (26,200)
NVIDIA Corp. ............................... 3 12/18/20 USD 700.00 USD 162 (3,803)
Societe Generale SA .......................... 16 12/18/20 EUR 13.00 EUR 18 (1,041)

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
SPDR Gold Shares
(a)
.......................... 15 12/18/20 USD 205.00 USD 266 $ (1,890)
SPDR Gold Shares
(a)
.......................... 42 12/18/20 USD 210.00 USD 744 (4,074)
Uber Technologies, Inc. ........................ 9 12/18/20 USD 40.00 USD 33 (2,084)
UnitedHealth Group, Inc. ........................ 6 12/18/20 USD 320.00 USD 187 (9,135)
Amazon.com, Inc. ............................ 1 01/15/21 USD 3,750.00 USD 315 (11,208)
Apple, Inc. ................................. 60 01/15/21 USD 150.00 USD 695 (11,340)
Applied Materials, Inc. ......................... 17 01/15/21 USD 70.00 USD 101 (3,426)
Autodesk, Inc. ............................... 8 01/15/21 USD 290.00 USD 185 (3,140)
Bank of America Corp. ......................... 71 01/15/21 USD 31.00 USD 171 (1,988)
Comcast Corp. .............................. 43 01/15/21 USD 52.50 USD 199 (3,526)
DR Horton, Inc. .............................. 25 01/15/21 USD 95.00 USD 189 (3,813)
Home Depot, Inc. (The) ........................ 8 01/15/21 USD 320.00 USD 222 (3,120)
Lowe's Cos., Inc. ............................. 15 01/15/21 USD 180.00 USD 249 (10,050)
Mastercard , Inc. ............................. 6 01/15/21 USD 400.00 USD 203 (2,880)
Mastercard , Inc. ............................. 15 01/15/21 USD 365.00 USD 507 (19,088)
McDonald's Corp. ............................ 9 01/15/21 USD 240.00 USD 198 (4,163)
Morgan Stanley .............................. 36 01/15/21 USD 62.50 USD 174 (1,584)
PPG Industries, Inc. ........................... 16 01/15/21 USD 140.00 USD 195 (3,800)
Raytheon Technologies Corp. .................... 29 01/15/21 USD 75.00 USD 167 (1,784)
ResMed , Inc. ............................... 4 01/15/21 USD 195.00 USD 69 (1,680)
Starbucks Corp. ............................. 16 01/15/21 USD 100.00 USD 137 (2,544)
Starbucks Corp. ............................. 24 01/15/21 USD 92.50 USD 206 (7,920)
Union Pacific Corp. ........................... 10 01/15/21 USD 230.00 USD 197 (2,550)
VanEck Vectors Semiconductor ETF ................ 5 01/15/21 USD 210.00 USD 87 (915)
VanEck Vectors Semiconductor ETF ................ 5 01/15/21 USD 205.00 USD 87 (1,255)
Walgreens Boots Alliance, Inc. .................... 43 01/15/21 USD 47.50 USD 154 (1,677)
Walt Disney Co. (The) ......................... 14 01/15/21 USD 155.00 USD 174 (1,491)
Zoetis, Inc. ................................. 3 01/15/21 USD 175.00 USD 50 (1,425)
Alibaba Group Holding Ltd. ...................... 16 02/19/21 USD 350.00 USD 470 (15,200)
Microsoft Corp. .............................. 9 02/19/21 USD 245.00 USD 189 (5,513)
Raytheon Technologies Corp. .................... 29 02/19/21 USD 75.00 USD 167 (2,465)
(504,355)
Put
Alphabet, Inc. ............................... 1 10/16/20 USD 1,350.00 USD 147 (570)
Apple, Inc. ................................. 16 10/16/20 USD 100.00 USD 185 (544)
Apple, Inc. ................................. 20 10/16/20 USD 105.00 USD 232 (1,540)
Applied Materials, Inc. ......................... 17 10/16/20 USD 47.50 USD 101 (238)
Chewy, Inc. ................................. 5 10/16/20 USD 35.00 USD 27 (28)
Deutsche Telekom AG ......................... 28 10/16/20 EUR 14.00 EUR 40 (312)
Exxon Mobil Corp. ............................ 27 10/16/20 USD 35.00 USD 93 (3,929)
Facebook, Inc. .............................. 3 10/16/20 USD 235.00 USD 79 (315)
Guardant Health, Inc. .......................... 10 10/16/20 USD 85.00 USD 112 (1,000)
Invesco QQQ Trust, Series 1 ..................... 28 10/16/20 USD 258.00 USD 778 (4,746)
Invesco QQQ Trust, Series 1 ..................... 29 10/16/20 USD 245.00 USD 806 (1,871)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 546 10/16/20 USD 129.00 USD 7,355 (8,463)
Microsoft Corp. .............................. 11 10/16/20 USD 195.00 USD 231 (1,122)
NVIDIA Corp. ............................... 1 10/16/20 USD 420.00 USD 54 (37)
NXP Semiconductors NV ....................... 7 10/16/20 USD 110.00 USD 87 (361)
PayPal Holdings, Inc. .......................... 4 10/16/20 USD 165.00 USD 79 (124)
salesforce.com, Inc. ........................... 13 10/16/20 USD 210.00 USD 327 (689)
SPDR S&P 500 ETF Trust ....................... 9 10/16/20 USD 310.00 USD 301 (1,134)
SPDR S&P 500 ETF Trust ....................... 17 10/16/20 USD 300.00 USD 569 (1,046)
Union Pacific Corp. ........................... 2 10/16/20 USD 190.00 USD 39 (424)
Walmart, Inc. ............................... 7 10/16/20 USD 125.00 USD 98 (109)
Walmart, Inc. ............................... 8 10/16/20 USD 130.00 USD 112 (296)
Walt Disney Co. (The) ......................... 7 10/16/20 USD 120.00 USD 87 (956)
Health Care Select Sector SPDR Fund .............. 15 10/23/20 USD 100.00 USD 158 (938)
UnitedHealth Group, Inc. ........................ 4 10/30/20 USD 290.00 USD 125 (1,618)
Agilent Technologies, Inc. ....................... 14 11/20/20 USD 90.00 USD 141 (1,925)
Alphabet, Inc. ............................... 1 11/20/20 USD 1,200.00 USD 147 (1,105)
Alphabet, Inc. ............................... 1 11/20/20 USD 1,280.00 USD 147 (2,220)
Amazon.com, Inc. ............................ 1 11/20/20 USD 2,460.00 USD 315 (2,748)
BJ's Wholesale Club Holdings, Inc. ................. 14 11/20/20 USD 25.00 USD 58 (420)

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Dow, Inc. .................................. 12 11/20/20 USD 40.00 USD 56 $ (1,116)
Edwards Lifesciences Corp. ..................... 12 11/20/20 USD 70.00 USD 96 (1,380)
Global Payments, Inc. ......................... 11 11/20/20 USD 155.00 USD 195 (2,888)
Intuitive Surgical, Inc. .......................... 1 11/20/20 USD 600.00 USD 71 (915)
Invesco QQQ Trust, Series 1 ..................... 22 11/20/20 USD 219.00 USD 611 (3,751)
Micron Technology, Inc. ........................ 16 11/20/20 USD 40.00 USD 75 (1,160)
Microsoft Corp. .............................. 9 11/20/20 USD 185.00 USD 189 (2,970)
Netflix, Inc. ................................. 2 11/20/20 USD 350.00 USD 100 (515)
NVIDIA Corp. ............................... 2 11/20/20 USD 380.00 USD 108 (563)
NVIDIA Corp. ............................... 3 11/20/20 USD 400.00 USD 162 (1,328)
Southwest Airlines Co. ......................... 16 11/20/20 USD 35.00 USD 60 (3,400)
SPDR S&P 500 ETF Trust ....................... 37 11/20/20 USD 300.00 USD 1,239 (15,910)
Starbucks Corp. ............................. 16 11/20/20 USD 77.50 USD 137 (2,624)
T-Mobile US, Inc. ............................. 38 11/20/20 USD 95.00 USD 435 (3,401)
VanEck Vectors Semiconductor ETF ................ 5 11/20/20 USD 165.00 USD 87 (2,775)
Visa, Inc. .................................. 14 11/20/20 USD 180.00 USD 280 (4,515)
Vulcan Materials Co. .......................... 7 11/20/20 USD 110.00 USD 95 (1,015)
Walmart, Inc. ............................... 15 11/20/20 USD 130.00 USD 210 (4,020)
Walt Disney Co. (The) ......................... 7 11/20/20 USD 120.00 USD 87 (3,290)
Alphabet, Inc. ............................... 1 12/18/20 USD 1,300.00 USD 147 (3,740)
Anthem, Inc. ................................ 7 12/18/20 USD 210.00 USD 188 (2,293)
Apple, Inc. ................................. 16 12/18/20 USD 97.50 USD 185 (4,464)
Bank of America Corp. ......................... 71 12/18/20 USD 22.00 USD 171 (7,278)
Bank of America Corp. ......................... 73 12/18/20 USD 21.00 USD 176 (5,402)
Charter Communications, Inc. .................... 1 12/18/20 USD 590.00 USD 62 (2,035)
Citigroup, Inc. ............................... 37 12/18/20 USD 42.50 USD 160 (12,488)
Dow, Inc. .................................. 19 12/18/20 USD 40.00 USD 89 (2,822)
Fortive Corp. ................................ 26 12/18/20 USD 65.00 USD 198 (3,510)
Global Payments, Inc. ......................... 11 12/18/20 USD 150.00 USD 195 (4,235)
L3Harris Technologies, Inc. ...................... 10 12/18/20 USD 155.00 USD 170 (5,600)
LyondellBasell Industries NV ..................... 8 12/18/20 USD 60.00 USD 56 (2,000)
McDonald's Corp. ............................ 3 12/18/20 USD 210.00 USD 66 (2,325)
McDonald's Corp. ............................ 9 12/18/20 USD 180.00 USD 198 (1,697)
Merck & Co., Inc. ............................. 15 12/18/20 USD 70.00 USD 124 (1,223)
Microsoft Corp. .............................. 9 12/18/20 USD 180.00 USD 189 (3,465)
Societe Generale SA .......................... 16 12/18/20 EUR 9.60 EUR 18 (947)
UniCredit SpA ............................... 8 12/18/20 EUR 6.00 EUR 28 (1,548)
UnitedHealth Group, Inc. ........................ 6 12/18/20 USD 240.00 USD 187 (1,686)
Visa, Inc. .................................. 14 12/18/20 USD 175.00 USD 280 (4,865)
SPDR S&P 500 ETF Trust ....................... 14 12/31/20 USD 250.00 USD 469 (2,744)
Alphabet, Inc. ............................... 2 01/15/21 USD 1,320.00 USD 294 (10,480)
Amazon.com, Inc. ............................ 1 01/15/21 USD 2,740.00 USD 315 (12,783)
Amazon.com, Inc. ............................ 1 01/15/21 USD 2,695.00 USD 315 (11,425)
Apple, Inc. ................................. 21 01/15/21 USD 107.50 USD 243 (14,490)
Apple, Inc. ................................. 32 01/15/21 USD 100.00 USD 371 (13,920)
Applied Materials, Inc. ......................... 17 01/15/21 USD 45.00 USD 101 (2,346)
Autodesk, Inc. ............................... 8 01/15/21 USD 210.00 USD 185 (10,040)
Bank of America Corp. ......................... 71 01/15/21 USD 22.00 USD 171 (8,911)
Comcast Corp. .............................. 43 01/15/21 USD 37.50 USD 199 (3,376)
DR Horton, Inc. .............................. 25 01/15/21 USD 60.00 USD 189 (5,100)
Mastercard , Inc. ............................. 6 01/15/21 USD 280.00 USD 203 (4,245)
Mastercard , Inc. ............................. 8 01/15/21 USD 300.00 USD 271 (8,820)
Microsoft Corp. .............................. 13 01/15/21 USD 180.00 USD 273 (6,793)
Morgan Stanley .............................. 36 01/15/21 USD 44.00 USD 174 (8,622)
PPG Industries, Inc. ........................... 16 01/15/21 USD 100.00 USD 195 (3,520)
Raytheon Technologies Corp. .................... 29 01/15/21 USD 55.00 USD 167 (10,281)
ResMed , Inc. ............................... 4 01/15/21 USD 160.00 USD 69 (3,080)
Starbucks Corp. ............................. 24 01/15/21 USD 67.50 USD 206 (2,820)
Union Pacific Corp. ........................... 10 01/15/21 USD 165.00 USD 197 (4,525)
VanEck Vectors Semiconductor ETF ................ 5 01/15/21 USD 145.00 USD 87 (1,988)
VanEck Vectors Semiconductor ETF ................ 5 01/15/21 USD 150.00 USD 87 (2,513)
Walgreens Boots Alliance, Inc. .................... 43 01/15/21 USD 37.50 USD 154 (17,845)
Walt Disney Co. (The) ......................... 14 01/15/21 USD 100.00 USD 174 (2,611)
Walt Disney Co. (The) ......................... 19 01/15/21 USD 110.00 USD 236 (7,030)

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Zoetis, Inc. ................................. 3 01/15/21 USD 140.00 USD 50 $ (758)
Amazon.com, Inc. ............................ 1 02/19/21 USD 2,800.00 USD 315 (18,260)
Microsoft Corp. .............................. 12 02/19/21 USD 185.00 USD 252 (9,750)
Raytheon Technologies Corp. .................... 29 02/19/21 USD 50.00 USD 167 (6,888)
Vulcan Materials Co. .......................... 7 02/19/21 USD 110.00 USD 95 (2,835)
SPDR S&P 500 ETF Trust ....................... 5 12/17/21 USD 270.00 USD 167 (8,180)
(398,966)
$ (903,321)
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency .............. Goldman Sachs International — 10/13/20 AUD 1.71 EUR 1,357 $ (172)
Sanofi ................... Barclays Bank plc 856 10/16/20 EUR 98.00 EUR 73 (10)
SPDR Gold Shares
(a)
......... JPMorgan Chase Bank NA 3,512 10/16/20 USD 197.00 USD 622 (228)
USD Currency .............. Deutsche Bank AG — 10/22/20 BRL 5.65 USD 177 (3,484)
USD Currency .............. Morgan Stanley & Co. International plc — 10/30/20 MXN 22.50 USD 270 (4,328)
Amazon.com, Inc. ........... Citibank NA 80 11/20/20 USD 3,397.23 USD 252 (10,980)
ASML Holding NV ........... Credit Suisse International 179 11/20/20 EUR 335.00 EUR 56 (1,680)
Autodesk, Inc. .............. Nomura International plc 1,032 11/20/20 USD 260.00 USD 238 (3,599)
Boston Scientific Corp. ........ Nomura International plc 2,756 11/20/20 USD 45.00 USD 105 (593)
Capital One Financial Corp. ..... Nomura International plc 1,251 11/20/20 USD 70.00 USD 90 (8,043)
DR Horton, Inc. ............. Credit Suisse International 1,723 11/20/20 USD 85.00 USD 130 (3,446)
Lennar Corp. .............. JPMorgan Chase Bank NA 793 11/20/20 USD 86.00 USD 65 (2,938)
Roche Holding AG ........... Barclays Bank plc 207 11/20/20 CHF 350.00 CHF 65 (362)
Sanofi ................... Barclays Bank plc 689 11/20/20 EUR 98.00 EUR 59 (156)
SPDR Gold Shares
(a)
......... Goldman Sachs International 3,500 11/20/20 USD 192.00 USD 620 (2,836)
SPDR Gold Shares
(a)
......... Morgan Stanley & Co. International plc 3,505 11/20/20 USD 198.00 USD 621 (3,382)
Union Pacific Corp. .......... Goldman Sachs International 1,038 11/20/20 USD 227.50 USD 204 (1,580)
GBP Currency .............. UBS AG — 12/17/20 USD 1.37 GBP 700 (2,847)
adidas AG ................ Barclays Bank plc 516 12/18/20 EUR 325.00 EUR 142 (1,263)
LVMH Moet Hennessy Louis Vuitton
SE ................... Barclays Bank plc 690 12/18/20 EUR 450.00 EUR 276 (3,947)
SPDR Gold Shares
(a)
......... BNP Paribas SA 3,509 12/18/20 USD 210.00 USD 622 (3,404)
SPDR Gold Shares
(a)
......... Societe Generale SA 3,497 12/31/20 USD 198.00 USD 619 (8,253)
SPDR Gold Shares
(a)
......... Societe Generale SA 3,506 01/15/21 USD 215.00 USD 621 (4,155)
EUR Currency .............. BNP Paribas SA — 01/27/21 USD 1.34 EUR 1,319 (726)
(72,412)
Put
USD Currency .............. Bank of America NA — 10/08/20 BRL 5.05 USD 408 (3)
AUD Currency .............. Morgan Stanley & Co. International plc — 10/13/20 JPY 69.50 AUD 1,471 (63)
USD Currency .............. Bank of America NA — 10/13/20 BRL 5.00 USD 409 (11)
Roche Holding AG ........... Barclays Bank plc 154 10/16/20 CHF 300.00 CHF 49 (280)
Sanofi ................... Barclays Bank plc 856 10/16/20 EUR 80.00 EUR 73 (266)
SPDR Gold Shares
(a)
......... JPMorgan Chase Bank NA 3,512 10/16/20 USD 170.00 USD 622 (1,914)
USD Currency .............. Morgan Stanley & Co. International plc — 10/30/20 MXN 20.10 USD 324 (182)
USD Currency .............. Morgan Stanley & Co. International plc — 10/30/20 MXN 21.00 USD 422 (1,420)
USD Currency .............. Morgan Stanley & Co. International plc — 11/13/20 BRL 4.85 USD 543 (337)
Boston Scientific Corp. ........ Nomura International plc 1,378 11/20/20 USD 35.00 USD 53 (1,282)
DR Horton, Inc. ............. Credit Suisse International 1,723 11/20/20 USD 60.00 USD 130 (1,439)
Lennar Corp. .............. JPMorgan Chase Bank NA 793 11/20/20 USD 62.00 USD 65 (489)
Roche Holding AG ........... Barclays Bank plc 207 11/20/20 CHF 285.00 CHF 65 (574)
Sanofi ................... Barclays Bank plc 689 11/20/20 EUR 76.00 EUR 59 (585)
SPDR Gold Shares
(a)
......... Goldman Sachs International 1,750 11/20/20 USD 165.00 USD 310 (2,325)
SPDR Gold Shares
(a)
......... Morgan Stanley & Co. International plc 3,505 11/20/20 USD 173.00 USD 621 (12,178)
Union Pacific Corp. .......... Goldman Sachs International 1,038 11/20/20 USD 187.50 USD 204 (3,038)

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
OTC Options Written (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
adidas AG ................ Barclays Bank plc 516 12/18/20 EUR 245.00 EUR 142 $ (3,756)
LVMH Moet Hennessy Louis Vuitton
SE ................... Barclays Bank plc 345 12/18/20 EUR 375.00 EUR 138 (7,339)
SPDR Gold Shares
(a)
......... Societe Generale SA 1,311 12/31/20 USD 164.00 USD 232 (2,570)
SPDR Gold Shares
(a)
......... Societe Generale SA 3,506 01/15/21 USD 170.00 USD 621 (14,632)
EUR Currency .............. BNP Paribas SA — 01/27/21 USD 1.10 EUR 880 (1,614)
(56,297)
$ (128,709)
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 0.17% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 10/27/20 0.17 % USD 3,586 $ (80)
10-Year Interest Rate Swap
(a)
0.51% Semi-Annual 3 month LIBOR Quarterly Citibank NA 11/19/20 0.51 USD 656 (935)
10-Year Interest Rate Swap
(a)
0.47% Semi-Annual 3 month LIBOR Quarterly Citibank NA 12/15/20 0.47 USD 434 (1,087)
30-Year Interest Rate Swap
(a)
0.60% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 12/18/20 0.60 USD 943 (5,095)
30-Year Interest Rate Swap
(a)
0.71% Semi-Annual 3 month LIBOR Quarterly Citibank NA 01/11/21 0.71 USD 540 (6,830)
30-Year Interest Rate Swap
(a)
0.87% Semi-Annual 3 month LIBOR Quarterly Citibank NA 03/24/21 0.87 USD 347 (10,692)
30-Year Interest Rate Swap
(a)
0.50% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 06/04/21 0.50 USD 798 (13,380)
30-Year Interest Rate Swap
(a)
0.50% Semi-Annual 3 month LIBOR Quarterly BNP Paribas SA 06/11/21 0.50 USD 260 (4,482)
10-Year Interest Rate Swap
(a)
0.55% Semi-Annual 3 month LIBOR Quarterly Citibank NA 09/15/21 0.55 USD 434 (5,527)
10-Year Interest Rate Swap
(a)
0.55% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 09/20/21 0.55 USD 430 (5,512)
5-Year Interest Rate Swap
(a)
. (0.02)% Annual
6 month
EURIBOR Semi-Annual Barclays Bank plc 04/08/22 (0.02) EUR 1,330 (31,284)
5-Year Interest Rate Swap
(a)
. (0.15)% Annual
6 month
EURIBOR Semi-Annual Barclays Bank plc 04/19/22 (0.15) EUR 353 (6,223)
5-Year Interest Rate Swap
(a)
. (0.13)% Annual
6 month
EURIBOR Semi-Annual Barclays Bank plc 04/19/22 (0.13) EUR 870 (16,135)
(107,262)
Put
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.07% Semi-Annual Citibank NA 10/19/20 1.07 USD 288 (6,172)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.19% Semi-Annual
Morgan Stanley & Co.
International plc 10/21/20 1.19 USD 690 (5,620)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.37% Semi-Annual
Goldman Sachs
International 10/27/20 0.37 USD 3,586 (4,097)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.49% Semi-Annual Citibank NA 11/25/20 0.49 USD 4,102 (2,547)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.07% Semi-Annual Citibank NA 12/15/20 1.07 USD 1,301 (2,516)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.20% Semi-Annual
Goldman Sachs
International 12/18/20 1.20 USD 943 (27,317)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.39% Semi-Annual Citibank NA 02/08/21 0.39 USD 2,506 (10,715)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.24% Semi-Annual Citibank NA 02/08/21 1.24 USD 683 (25,600)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.40% Semi-Annual Citibank NA 09/15/21 1.40 USD 867 (5,825)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.40% Semi-Annual
Morgan Stanley & Co.
International plc 09/20/21 1.40 USD 859 (5,870)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.00% Semi-Annual
JPMorgan Chase
Bank NA 02/11/22 2.00 USD 1,899 (7,151)
5-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual (0.02)% Annual Barclays Bank plc 04/08/22 (0.02) EUR 1,330 (5,687)
5-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual (0.15)% Annual Barclays Bank plc 04/19/22 (0.15) EUR 353 (2,205)

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
5-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual (0.13)% Annual Barclays Bank plc 04/19/22 (0.13) % EUR 870 $ (5,134)
(116,456)
$ (223,718)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.33.V1 ................... 1.00 % Quarterly 12/20/24 USD 6,863 $ (55,692) $ (127,494) $ 71,802
CDX.NA.HY.34.V9 ................... 5.00 Quarterly 06/20/25 USD 426 (21,519) 9,583 (31,102)
CDX.NA.IG.34.V1 ................... 1.00 Quarterly 06/20/25 USD 979 (7,022) (13,577) 6,555
$ (84,233) $ (131,488) $ 47,255
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ITRAXX.EUR.
CROSSOVER.34.V1 . 5.00 % Quarterly 12/20/25 B EUR 641 $ 54,781 $ 49,056 $ 5,725
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month BA Semi-Annual 1.91% Semi-Annual N/A 07/09/21 CAD 5,597 $ 58,390 $ — $ 58,390
1.06% Semi-Annual 3 month LIBOR Quarterly N/A 03/27/22 USD 8,345 (106,314) (1,075) (105,239)
0.88% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/22 USD 4,668 (61,741) — (61,741)
0.53% Semi-Annual 3 month LIBOR Quarterly 06/06/22
(a)
06/06/24 USD 1,612 (6,315) — (6,315)
1.60% Semi-Annual 3 month LIBOR Quarterly N/A 01/24/25 USD 3,339 (193,740) 40 (193,780)
0.35% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/25 USD 1,240 (136) — (136)
0.69% Semi-Annual 3 month LIBOR Quarterly N/A 06/23/30 USD 392 (220) — (220)
3 month LIBOR Quarterly 1.08% Semi-Annual N/A 08/17/30 USD 936 34,263 — 34,263
3 month LIBOR Quarterly 0.64% Semi-Annual N/A 08/21/30 USD 427 (2,930) — (2,930)
3 month LIBOR Quarterly 0.68% Semi-Annual N/A 09/14/30 USD 154 (626) — (626)
3 month LIBOR Quarterly 0.66% Semi-Annual N/A 09/25/30 USD 234 (1,353) — (1,353)
0.71% Semi-Annual 3 month LIBOR Quarterly N/A 09/25/30 USD 234 212 — 212
3 month LIBOR Quarterly 0.69% Semi-Annual N/A 09/29/30 USD 187 (495) — (495)
0.76% Semi-Annual 3 month LIBOR Quarterly N/A 09/29/30 USD 187 (813) — (813)
0.89% Semi-Annual 3 month LIBOR Quarterly N/A 07/02/50 USD 291 17,993 — 17,993
0.88% Semi-Annual 3 month LIBOR Quarterly N/A 07/21/50 USD 192 12,471 — 12,471
3 month LIBOR Quarterly 1.08% Semi-Annual N/A 09/28/50 USD 416 (5,437) — (5,437)
3 month LIBOR Quarterly 1.08% Semi-Annual N/A 09/28/50 USD 98 (1,149) — (1,149)

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 18-150 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:
Intercontinental Exchange LIBOR:
USD 1 Week
USD 1 Month
(b)
Amount includes $(132) of net dividends and financing fees.
(c)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 18-94 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:
Intercontinental Exchange LIBOR:
USD 1 Month
USD Overnight Bank Funding Rate
(d)
Amount includes $(222) of net dividends and financing fees.
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR Quarterly 0.97% Semi-Annual 10/28/20
(a)
10/28/50 USD 234 $ (9,769) $ — $ (9,769)
$ (267,709) $ (1,035) $ (266,674)
(a)
Forward swap.
OTC Total Return Swap s
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
S&P 500 Index Annual Dividend
Future December 2020 .... USD 35,981 Goldman Sachs International 12/18/20 USD 36 $ 7,106 $ — $ 7,106
GSCBBL8X ............. USD 254,807 Goldman Sachs International 01/22/21 USD 255 19,100 — 19,100
GSCBBL8X ............. USD 325,331 Goldman Sachs International 01/25/21 USD 325 39,459 — 39,459
S&P 500 Index Annual Dividend
Future December 2021 .... USD 48,550 BNP Paribas SA 12/17/21 USD 49 3,500 — 3,500
$ 69,165 $ — $ 69,165
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Citibank NA
(a)
01/25/21-05/31/23 $ 200,404 $ 2,801
(b)
$ 203,337 0.3%
Monthly
JPMorgan Chase
Bank NA
(c)
02/08/23 (183,343) 678
(d)
(182,444) 0.1
$ 3,479 $ 20,893

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Glossary of Terms Used in this Report
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank NA, as of
September 30, 2020, expiration dates 01/25/21-05/31/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Italy
Leonardo SpA ........... 71,183 $ 415,755 204.5%
Total Reference Entity — Long ............ 415,755
Reference Entity — Short
China
China Communications Services
Corp. Ltd., Class H ...... (4,000) (2,362) (1.2)
China Conch Venture Holdings
Ltd. ................ (1,500) (6,978) (3.4)
China Eastern Airlines Corp. Ltd.,
Class H .............. (8,000) (3,441) (1.7)
China Evergrande Group .... (1,000) (2,566) (1.3)
China Literature Ltd. ....... (800) (6,033) (3.0)
China Molybdenum Co. Ltd.,
Class H .............. (6,000) (2,143) (1.0)
COSCO SHIPPING Holdings Co.
Ltd., Class H .......... (4,000) (1,973) (1.0)
GSX Techedu , Inc., ADR .... (16) (1,442) (0.7)
Longfor Group Holdings Ltd. .. (1,500) (8,499) (4.2)
Ping An Healthcare and
Technology Co. Ltd. ..... (100) (1,290) (0.6)
Semiconductor Manufacturing
International Corp. ...... (2,500) (5,853) (2.9)
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class H ... (1,500) (6,280) (3.1)
Shimao Group Holdings Ltd. .. (500) (2,086) (1.0)
TravelSky Technology Ltd., Class
H .................. (1,000) (2,149) (1.0)
Xiaomi Corp., Class B ...... (3,000) (8,121) (4.0)
(61,216)
Denmark
Orsted A/S .............. (36) (4,963) (2.4)
Finland
Kone OYJ, Class B ........ (14) (1,229) (0.6)
France
Airbus SE .............. (42) (3,046) (1.5)
Bouygues SA ............ (142) (4,907) (2.4)
Hermes International ....... (4) (3,445) (1.7)
L'Oreal SA .............. (3) (976) (0.5)
(12,374)
Hong Kong
Sino Biopharmaceutical Ltd. .. (4,000) (4,380) (2.2)
Wharf Real Estate Investment
Co. Ltd. .............. (1,000) (4,099) (2.0)
(8,479)
Italy
Atlantia SpA ............. (209) (3,273) (1.6)
Japan
ANA Holdings, Inc. ........ (100) (2,313) (1.1)
Z Holdings Corp. .......... (300) (2,004) (1.0)
(4,317)
Norway
Equinor ASA ............ (344) (4,874) (2.4)
Shares Value
% of Basket
Value
Poland
Polskie Gornictwo Naftowe i
Gazownictwo SA ....... (1,259) $ (1,647) (0.8) %
South Korea
Celltrion Healthcare Co. Ltd. .. (60) (4,501) (2.2)
Korea Shipbuilding & Offshore
Engineering Co. Ltd. ..... (47) (3,315) (1.7)
(7,816)
Spain
CaixaBank SA ........... (3,124) (6,632) (3.3)
Industria de Diseno Textil SA .. (2,055) (56,850) (27.9)
(63,482)
Sweden
Investor AB, Class B ....... (35) (2,286) (1.1)
Swedbank AB, Class A ...... (185) (2,897) (1.5)
(5,183)
Taiwan
E.Sun Financial Holding Co. Ltd. (2,000) (1,781) (0.9)
United Kingdom
British American Tobacco plc . (38) (1,363) (0.7)
Prudential plc ............ (133) (1,909) (0.9)
(3,272)
United States
Boeing Co. (The) ......... (53) (8,759) (4.3)
Eversource Energy ........ (44) (3,676) (1.8)
Honeywell International, Inc. .. (18) (2,963) (1.5)
Keurig Dr Pepper, Inc. ...... (103) (2,843) (1.4)
Marriott International, Inc., Class
A .................. (21) (1,944) (0.9)
Progressive Corp. (The) ..... (62) (5,869) (2.9)
Simon Property Group, Inc. .. (38) (2,458) (1.2)
(28,512)
Total Reference Entity — Short ............ (212,418)
Net Value of Reference Entity — Citibank NA .. $ 203,337
The following table represents the individual short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of September 30, 2020, expiration date 02/08/23:
Reference Entity — Short
Australia
Ramsay Health Care Ltd. .... (176) (8,391) 4.6
Scentre Group ........... (3,924) (6,248) 3.4
Sydney Airport ........... (839) (3,563) 1.9
Transurban Group ......... (492) (5,024) 2.8
(23,226)
Brazil
Hapvida Participacoes e
Investimentos SA ....... (400) (4,448) 2.4
Lojas Americanas SA
(Preference) .......... (273) (1,373) 0.8
Magazine Luiza SA ........ (269) (4,290) 2.4
Suzano SA ............. (574) (4,637) 2.5
(14,748)
Canada
Canadian National Railway Co. (17) (1,810) 1.0
Intact Financial Corp. ....... (12) (1,285) 0.7

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Shares Value
% of Basket
Value
Canada (continued)
National Bank of Canada .... (74) $ (3,676) 2.0%
(6,771)
China
Aluminum Corp. of China Ltd.,
Class H .............. (8,000) (1,650) 0.9
China Gas Holdings Ltd. .... (400) (1,145) 0.6
China Jinmao Holdings Group
Ltd. ................ (6,000) (3,340) 1.8
China Southern Airlines Co. Ltd.,
Class H .............. (12,000) (6,514) 3.6
Geely Automobile Holdings Ltd. (2,000) (4,012) 2.2
Great Wall Motor Co. Ltd., Class
H .................. (1,000) (1,276) 0.7
iQIYI , Inc., ADR .......... (302) (6,819) 3.7
NIO, Inc., ADR ........... (59) (1,252) 0.7
Shenzhou International Group
Holdings Ltd. .......... (200) (3,406) 1.9
(29,414)
France
Electricite de France SA ..... (72) (761) 0.4
Germany
Knorr- Bremse AG ......... (15) (1,766) 1.0
Hong Kong
Link REIT .............. (500) (4,097) 2.3
Japan
Nippon Paint Holdings Co. Ltd. (100) (10,295) 5.6
SoftBank Group Corp. ...... (100) (6,187) 3.4
(16,482)
Peru
Credicorp Ltd. ........... (38) (4,712) 2.6
South Africa
Capitec Bank Holdings Ltd. ... (55) (3,387) 1.9
Shoprite Holdings Ltd. ...... (267) (2,178) 1.2
Shares Value
% of Basket
Value
South Africa (continued)
Vodacom Group Ltd. ....... (476) $ (3,491) 1.9%
(9,056)
South Korea
AMOREPACIFIC Group
(Preference) .......... (7) (199) 0.1
Samsung C&T Corp. ....... (29) (2,603) 1.4
(2,802)
Spain
Aena SME SA ........... (19) (2,645) 1.5
Ferrovial SA ............. (86) (2,089) 1.1
(4,734)
Switzerland
Schindler Holding AG ...... (3) (819) 0.4
Swisscom AG (Registered) ... (11) (5,827) 3.2
(6,646)
Taiwan
Mega Financial Holding Co. Ltd. (1,000) (965) 0.5
United Kingdom
Tesco plc ............... (1,251) (3,432) 1.9
United States
AmerisourceBergen Corp. ... (15) (1,454) 0.8
Dominion Energy, Inc. ...... (113) (8,919) 4.9
Fox Corp., Class A ........ (326) (9,096) 5.0
Hormel Foods Corp. ....... (86) (4,205) 2.3
Marathon Petroleum Corp. ... (123) (3,609) 2.0
Roper Technologies, Inc. .... (23) (9,087) 5.0
Ross Stores, Inc. ......... (68) (6,346) 3.5
Trane Technologies plc ..... (7) (849) 0.5
Twitter, Inc. ............. (26) (1,157) 0.6
Welltower , Inc. ........... (47) (2,589) 1.4
Xcel Energy, Inc. .......... (80) (5,521) 3.0
(52,832)
Total Reference Entity — Short ............ (182,444)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ (182,444)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
3 month BA .......................................... Canadian Bankers Acceptances 0.51%
3 month LIBOR ....................................... London Interbank Offered Rate 0.23
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.48)

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Glossary of Terms Used in this Report
Currency
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNH Chinese Yuan Offshore
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
RUB New Russian Ruble
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviations
ADR American Depositary Receipts
BA Canadian Bankers Acceptances
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
NASDAQ National Association of Securities Dealers Automated
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the
Fund's investments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities ................................... $ — $ 1,090,163 $ — $ 1,090,163
Common Stocks:
Argentina ............................................ 40,877 — — 40,877
Australia ............................................. — 219,585 255,673 475,258
Brazil ............................................... 52,528 — — 52,528
Canada ............................................. 1,296,719 — — 1,296,719
Chile ............................................... 5,149 — — 5,149
China ............................................... 1,133,054 2,974,289 — 4,107,343
Denmark ............................................. — 222,194 — 222,194
Finland .............................................. — 552,250 — 552,250
France .............................................. — 4,277,267 — 4,277,267
Germany ............................................ 184,382 3,683,058 — 3,867,440
Hong Kong ........................................... — 1,503,374 — 1,503,374
India ............................................... — 904,222 — 904,222
Indonesia ............................................ — 50,016 — 50,016
Italy ................................................ — 2,945,413 — 2,945,413
Japan ............................................... — 4,045,194 — 4,045,194
Mexico .............................................. 8,305 — — 8,305
Netherlands ........................................... 742,370 4,300,998 — 5,043,368
Poland .............................................. — 1,923 — 1,923
Portugal ............................................. — 35,891 — 35,891
Singapore ............................................ — 482,931 — 482,931
South Africa ........................................... — 50,422 — 50,422
South Korea .......................................... — 465,473 — 465,473
Spain ............................................... — 643,844 — 643,844
Sweden ............................................. — 1,382,568 — 1,382,568
Switzerland ........................................... 73,351 2,242,669 — 2,316,020

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Level 1 Level 2 Level 3 Total
Taiwan .............................................. $ — $ 2,054,221 $ — $ 2,054,221
Thailand ............................................. — 85,324 — 85,324
Turkey .............................................. — 6,791 — 6,791
United Kingdom ........................................ 637,288 2,151,032 — 2,788,320
United States .......................................... 75,477,446 1,100,655 197,385 76,775,486
Zambia .............................................. 126,362 — — 126,362
Corporate Bonds
Australia ............................................. — 8,361 793,617 801,978
Brazil ............................................... — 95,774 — 95,774
Canada ............................................. — 102,277 — 102,277
Chile ............................................... — 69 — 69
China ............................................... — 300 — 300
Greece .............................................. — 135,014 — 135,014
India ............................................... — 2,115 — 2,115
Israel ............................................... — 25,073 — 25,073
Luxembourg .......................................... — 181,685 — 181,685
Peru ................................................ — 7,920 — 7,920
South Korea .......................................... — 8,290 — 8,290
Turkey .............................................. — — 78,000 78,000
United States .......................................... — 8,708,679 — 8,708,679
Floating Rate Loan Interests:
Canada ............................................. — 221,532 — 221,532
France .............................................. — 205,607 — 205,607
Netherlands ........................................... — 640,026 — 640,026
United States .......................................... — 416,015 515,480 931,495
Foreign Agency Obligations ................................. — 95,276 — 95,276
Foreign Government Obligations .............................. — 12,907,733 — 12,907,733
Investment Companies .................................... 11,634,942 — — 11,634,942
Non-Agency Mortgage-Backed Securities ........................ — 621,045 — 621,045
Preferred Securities:
Brazil ............................................... 33,771 — — 33,771
Germany ............................................ — 2,735 — 2,735
United Kingdom ........................................ — 345,423 — 345,423
United States .......................................... 757,152 914,874 1,180,796 2,852,822
U.S. Government Sponsored Agency Securities .................... — 20,720 — 20,720
U.S. Treasury Obligations ................................... — 18,168,042 — 18,168,042
Warrants .............................................. — — 7,430 7,430
Short-Term Securities:
Foreign Government Obligations .............................. — 1,169,622 — 1,169,622
Money Market Funds ...................................... 454,970 — — 454,970
Time Deposits .......................................... — 124,187 — 124,187
U.S. Treasury Obligations ................................... — 3,498,876 — 3,498,876
Options Purchased:
Equity contracts .......................................... 1,417,448 211,661 — 1,629,109
Foreign currency exchange contracts ........................... — 55,060 — 55,060
Interest rate contracts ...................................... — 175,125 — 175,125
Liabilities:
Investment Sold Short
Common Stocks:
Finland .............................................. — (83,641) — (83,641)
Sweden ............................................. — (148,477) — (148,477)
United States .......................................... (288,610) — — (288,610)
Subtotal ....................................................
$ 93,787,504 $ 86,308,765 $ 3,028,381 $ 183,124,650
Investments Valued at NAV
(a)
...................................... 6,601,685
$ —
Total Investments .............................................. $ 189,726,335
$ —
Derivative Financial Instruments
(b)
Assets:
Credit contracts ........................................... $ — $ 84,082 $ — $ 84,082
Equity contracts ........................................... 3,757 72,644 — 76,401
Foreign currency exchange contracts ............................ — 269,741 — 269,741
Interest rate contracts ....................................... 104,244 123,329 — 227,573
Liabilities:
Credit contracts ........................................... — (31,102) — (31,102)
Equity contracts ........................................... (1,144,205) (131,026) — (1,275,231)

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Level 1 Level 2 Level 3 Total
Foreign currency exchange contracts ............................ $ — $ (246,045) $ — $ (246,045)
Interest rate contracts ....................................... (17,019) (613,721) — (630,740)
$ (1,053,223) $ (472,098) $ — $ (1,525,321)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Preferred
Securities Warrants Total
Investments:
Assets:
Opening balance, as of December 31, 2019 ....................................... $ 339,164 $ 892,714 $ — $ 887,301 $ — $ 2,119,179
Transfers into level 3 ..................................................... 198,353 — — — — 198,353
Transfers out of level 3 .................................................... (320,655) — — — — (320,655)
Other
(a)
.............................................................. 320,655 — — (320,655) — —
Accrued discounts/premiums ................................................. — (762) 695 — — (67)
Net realized gain ........................................................ 1,874 — — 2 — 1,876
Net change in unrealized appreciation (depreciation)
(b)
................................ (86,613) (35,548) (109,488) 286,320 7,430 62,101
Purchases ............................................................. 189,750 15,213 624,304 600,174 — 1,429,441
Sales ................................................................ (189,470) — (31) (272,346) — (461,847)
Closing balance, as of September 30, 2020 .......................................
$ 453,058 $ 871,617 $ 515,480 $ 1,180,796 $ 7,430 $ 3,028,381
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2020
(b)
$ 114,887 $ (35,548) $ (109,488) $ 144,777 $ 7,430 $ 122,058
(a)
Certain Level 3 investments were re-classified between Preferred Stocks and Common Stocks.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation
Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $365,917. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Common Stocks ........................... $ 453,058 Market Discount Rate 15% —
Revenue Multiple 14.25x —
Volatility 51% —
Time to Exit 1.7 —
Recent Transactions — —
Corporate Bonds ........................... 871,617 Income Discount Rate 15% – 31% 16%
Floating Rate Loan Interests .................... 152,887 Income Discount Rate 10% – 11% 11%
Preferred Stocks
(b)(c)
......................... 1,180,796 Market Revenue Multiple 6.75x – 14.25x 10.30x
Time to Exit 1.0 – 3.0 2.0
Volatility 43% – 61% 52%
Recent Transactions — —
Warrants ................................ 4,106 Market Revenue Multiple 6.75x - 9.05x 7.78x
Time to Exit 1.0 – 2.6 1.9
Volatility 43% - 55% 48%
$ 2,662,464
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)
For the period end September 30, 2020, the valuation technique for investments classified as Preferred Stocks amounting to $217,670 changed to Transaction Price Approach. The investments were previously valued utilizing PWERM approach. The change was due to consideration of the information that was available at the time the investments were valued.
(c)
For the period end September 30, 2020, the valuation technique for investments classified as Preferred Stocks amounting to $210,776 changed to Current Value. The investments were previously valued utilizing Transaction Price Approach. The change was due to consideration of the information that was available at the time the investments were valued.